UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 6 of its series: Allspring Disciplined U.S. Core Fund, Allspring Growth Fund, Allspring Large Cap Core Fund, Allspring Large Cap Growth Fund, Allspring Premier Large Company Growth Fund, and Allspring Special Large Cap Value Fund.

Date of reporting period: January 31, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Special Large Cap Value Fund

January 31, 2026

EIVDX

Administrator Class

This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$38	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$2,081,456,095
# of portfolio holdings	46
Portfolio turnover rate	34%
Total advisory fees paid	$3,797,493

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.9
Industrials	13.7
Information technology	11.4
Consumer discretionary	9.8
Consumer staples	7.2
Energy	6.3
Materials	5.7
Communication services	5.6
Utilities	4.0
Real estate	2.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.6
NextEra Energy, Inc.	4.0
Intercontinental Exchange, Inc.	3.8
Bank of America Corp.	3.5
Capital One Financial Corp.	3.5
Canadian Pacific Kansas City Ltd.	3.4
Amazon.com, Inc.	3.4
Berkshire Hathaway, Inc. Class B	3.2
Exxon Mobil Corp.	3.0
Labcorp Holdings, Inc.	3.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2025.

James M. Tringas, CFA, will transition to a new role with Allspring Global Investments, LLC on December 31, 2026 and will no longer serve as a portfolio manager of the Fund as of this date.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3750 01-26

Semi-Annual Shareholder Report

Special Large Cap Value Fund

January 31, 2026

EIVAX

Class A

This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$43	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$2,081,456,095
# of portfolio holdings	46
Portfolio turnover rate	34%
Total advisory fees paid	$3,797,493

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.9
Industrials	13.7
Information technology	11.4
Consumer discretionary	9.8
Consumer staples	7.2
Energy	6.3
Materials	5.7
Communication services	5.6
Utilities	4.0
Real estate	2.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.6
NextEra Energy, Inc.	4.0
Intercontinental Exchange, Inc.	3.8
Bank of America Corp.	3.5
Capital One Financial Corp.	3.5
Canadian Pacific Kansas City Ltd.	3.4
Amazon.com, Inc.	3.4
Berkshire Hathaway, Inc. Class B	3.2
Exxon Mobil Corp.	3.0
Labcorp Holdings, Inc.	3.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2025.

James M. Tringas, CFA, will transition to a new role with Allspring Global Investments, LLC on December 31, 2026 and will no longer serve as a portfolio manager of the Fund as of this date.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4302 01-26

Semi-Annual Shareholder Report

Special Large Cap Value Fund

January 31, 2026

EIVFX

Class R6

This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$2,081,456,095
# of portfolio holdings	46
Portfolio turnover rate	34%
Total advisory fees paid	$3,797,493

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.9
Industrials	13.7
Information technology	11.4
Consumer discretionary	9.8
Consumer staples	7.2
Energy	6.3
Materials	5.7
Communication services	5.6
Utilities	4.0
Real estate	2.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.6
NextEra Energy, Inc.	4.0
Intercontinental Exchange, Inc.	3.8
Bank of America Corp.	3.5
Capital One Financial Corp.	3.5
Canadian Pacific Kansas City Ltd.	3.4
Amazon.com, Inc.	3.4
Berkshire Hathaway, Inc. Class B	3.2
Exxon Mobil Corp.	3.0
Labcorp Holdings, Inc.	3.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2025.

James M. Tringas, CFA, will transition to a new role with Allspring Global Investments, LLC on December 31, 2026 and will no longer serve as a portfolio manager of the Fund as of this date.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4652 01-26

Semi-Annual Shareholder Report

Special Large Cap Value Fund

January 31, 2026

EIVIX

Institutional Class

This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$2,081,456,095
# of portfolio holdings	46
Portfolio turnover rate	34%
Total advisory fees paid	$3,797,493

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.9
Industrials	13.7
Information technology	11.4
Consumer discretionary	9.8
Consumer staples	7.2
Energy	6.3
Materials	5.7
Communication services	5.6
Utilities	4.0
Real estate	2.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.6
NextEra Energy, Inc.	4.0
Intercontinental Exchange, Inc.	3.8
Bank of America Corp.	3.5
Capital One Financial Corp.	3.5
Canadian Pacific Kansas City Ltd.	3.4
Amazon.com, Inc.	3.4
Berkshire Hathaway, Inc. Class B	3.2
Exxon Mobil Corp.	3.0
Labcorp Holdings, Inc.	3.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2025.

James M. Tringas, CFA, will transition to a new role with Allspring Global Investments, LLC on December 31, 2026 and will no longer serve as a portfolio manager of the Fund as of this date.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0517 01-26

Semi-Annual Shareholder Report

Disciplined U.S. Core Fund

January 31, 2026

EVSAX

Class A

This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$43	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,529,223,111
# of portfolio holdings	178
Portfolio turnover rate	13%
Total advisory fees paid	$2,517,076

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	33.6
Financials	13.4
Communication services	10.9
Health care	9.8
Consumer discretionary	9.8
Industrials	8.7
Consumer staples	4.9
Energy	2.4
Materials	2.3
Utilities	2.3
Real estate	1.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.6
Apple, Inc.	6.2
Microsoft Corp.	5.2
Amazon.com, Inc.	3.8
Alphabet, Inc. Class C	3.2
Alphabet, Inc. Class A	3.0
Meta Platforms, Inc. Class A	2.9
Broadcom, Inc.	2.8
Tesla, Inc.	1.9
JPMorgan Chase & Co.	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0616 01-26

Semi-Annual Shareholder Report

Disciplined U.S. Core Fund

January 31, 2026

EVSTX

Class C

This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$83	1.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,529,223,111
# of portfolio holdings	178
Portfolio turnover rate	13%
Total advisory fees paid	$2,517,076

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	33.6
Financials	13.4
Communication services	10.9
Health care	9.8
Consumer discretionary	9.8
Industrials	8.7
Consumer staples	4.9
Energy	2.4
Materials	2.3
Utilities	2.3
Real estate	1.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.6
Apple, Inc.	6.2
Microsoft Corp.	5.2
Amazon.com, Inc.	3.8
Alphabet, Inc. Class C	3.2
Alphabet, Inc. Class A	3.0
Meta Platforms, Inc. Class A	2.9
Broadcom, Inc.	2.8
Tesla, Inc.	1.9
JPMorgan Chase & Co.	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4505 01-26

Semi-Annual Shareholder Report

Disciplined U.S. Core Fund

January 31, 2026

EVSRX

Class R6

This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,529,223,111
# of portfolio holdings	178
Portfolio turnover rate	13%
Total advisory fees paid	$2,517,076

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	33.6
Financials	13.4
Communication services	10.9
Health care	9.8
Consumer discretionary	9.8
Industrials	8.7
Consumer staples	4.9
Energy	2.4
Materials	2.3
Utilities	2.3
Real estate	1.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.6
Apple, Inc.	6.2
Microsoft Corp.	5.2
Amazon.com, Inc.	3.8
Alphabet, Inc. Class C	3.2
Alphabet, Inc. Class A	3.0
Meta Platforms, Inc. Class A	2.9
Broadcom, Inc.	2.8
Tesla, Inc.	1.9
JPMorgan Chase & Co.	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4680 01-26

Semi-Annual Shareholder Report

Disciplined U.S. Core Fund

January 31, 2026

EVSIX

Institutional Class

This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,529,223,111
# of portfolio holdings	178
Portfolio turnover rate	13%
Total advisory fees paid	$2,517,076

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	33.6
Financials	13.4
Communication services	10.9
Health care	9.8
Consumer discretionary	9.8
Industrials	8.7
Consumer staples	4.9
Energy	2.4
Materials	2.3
Utilities	2.3
Real estate	1.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.6
Apple, Inc.	6.2
Microsoft Corp.	5.2
Amazon.com, Inc.	3.8
Alphabet, Inc. Class C	3.2
Alphabet, Inc. Class A	3.0
Meta Platforms, Inc. Class A	2.9
Broadcom, Inc.	2.8
Tesla, Inc.	1.9
JPMorgan Chase & Co.	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4102 01-26

Semi-Annual Shareholder Report

Growth Fund

January 31, 2026

SGRKX

Administrator Class

This semi-annual shareholder report contains important information about Growth Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,102,727,308
# of portfolio holdings	64
Portfolio turnover rate	35%
Total advisory fees paid	$12,078,397

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.3
Industrials	15.3
Consumer discretionary	13.6
Health care	12.3
Communication services	11.9
Financials	4.1
Consumer staples	1.7
Utilities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.8
Microsoft Corp.	7.3
Alphabet, Inc. Class A	6.4
Broadcom, Inc.	5.0
Amazon.com, Inc.	4.9
Eli Lilly & Co.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Monolithic Power Systems, Inc.	1.7
Walmart, Inc.	1.7
General Electric Co.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3608 01-26

Semi-Annual Shareholder Report

Growth Fund

January 31, 2026

SGRAX

Class A

This semi-annual shareholder report contains important information about Growth Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$56	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,102,727,308
# of portfolio holdings	64
Portfolio turnover rate	35%
Total advisory fees paid	$12,078,397

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.3
Industrials	15.3
Consumer discretionary	13.6
Health care	12.3
Communication services	11.9
Financials	4.1
Consumer staples	1.7
Utilities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.8
Microsoft Corp.	7.3
Alphabet, Inc. Class A	6.4
Broadcom, Inc.	5.0
Amazon.com, Inc.	4.9
Eli Lilly & Co.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Monolithic Power Systems, Inc.	1.7
Walmart, Inc.	1.7
General Electric Co.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3009 01-26

Semi-Annual Shareholder Report

Growth Fund

January 31, 2026

SGRHX

Class R6

This semi-annual shareholder report contains important information about Growth Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,102,727,308
# of portfolio holdings	64
Portfolio turnover rate	35%
Total advisory fees paid	$12,078,397

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.3
Industrials	15.3
Consumer discretionary	13.6
Health care	12.3
Communication services	11.9
Financials	4.1
Consumer staples	1.7
Utilities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.8
Microsoft Corp.	7.3
Alphabet, Inc. Class A	6.4
Broadcom, Inc.	5.0
Amazon.com, Inc.	4.9
Eli Lilly & Co.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Monolithic Power Systems, Inc.	1.7
Walmart, Inc.	1.7
General Electric Co.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4683 01-26

Semi-Annual Shareholder Report

Growth Fund

January 31, 2026

SGRNX

Institutional Class

This semi-annual shareholder report contains important information about Growth Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,102,727,308
# of portfolio holdings	64
Portfolio turnover rate	35%
Total advisory fees paid	$12,078,397

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.3
Industrials	15.3
Consumer discretionary	13.6
Health care	12.3
Communication services	11.9
Financials	4.1
Consumer staples	1.7
Utilities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.8
Microsoft Corp.	7.3
Alphabet, Inc. Class A	6.4
Broadcom, Inc.	5.0
Amazon.com, Inc.	4.9
Eli Lilly & Co.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Monolithic Power Systems, Inc.	1.7
Walmart, Inc.	1.7
General Electric Co.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3105 01-26

Semi-Annual Shareholder Report

Large Cap Core Fund

January 31, 2026

EGOAX

Class A

This semi-annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$54	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$744,721,044
# of portfolio holdings	52
Portfolio turnover rate	22%
Total advisory fees paid	$2,064,545

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	33.3
Financials	12.8
Health care	12.5
Communication services	11.4
Consumer discretionary	8.1
Industrials	7.9
Consumer staples	5.5
Energy	4.5
Real estate	2.7
Materials	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	6.0
Microsoft Corp.	4.4
Apple, Inc.	4.4
Broadcom, Inc.	4.3
KLA Corp.	2.7
Lam Research Corp.	2.7
Amazon.com, Inc.	2.5
Arista Networks, Inc.	2.2
Interactive Brokers Group, Inc. Class A	2.2
JPMorgan Chase & Co.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4314 01-26

Semi-Annual Shareholder Report

Large Cap Core Fund

January 31, 2026

EGOCX

Class C

This semi-annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$95	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$744,721,044
# of portfolio holdings	52
Portfolio turnover rate	22%
Total advisory fees paid	$2,064,545

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	33.3
Financials	12.8
Health care	12.5
Communication services	11.4
Consumer discretionary	8.1
Industrials	7.9
Consumer staples	5.5
Energy	4.5
Real estate	2.7
Materials	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	6.0
Microsoft Corp.	4.4
Apple, Inc.	4.4
Broadcom, Inc.	4.3
KLA Corp.	2.7
Lam Research Corp.	2.7
Amazon.com, Inc.	2.5
Arista Networks, Inc.	2.2
Interactive Brokers Group, Inc. Class A	2.2
JPMorgan Chase & Co.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4519 01-26

Semi-Annual Shareholder Report

Large Cap Core Fund

January 31, 2026

EGORX

Class R6

This semi-annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$34	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$744,721,044
# of portfolio holdings	52
Portfolio turnover rate	22%
Total advisory fees paid	$2,064,545

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	33.3
Financials	12.8
Health care	12.5
Communication services	11.4
Consumer discretionary	8.1
Industrials	7.9
Consumer staples	5.5
Energy	4.5
Real estate	2.7
Materials	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	6.0
Microsoft Corp.	4.4
Apple, Inc.	4.4
Broadcom, Inc.	4.3
KLA Corp.	2.7
Lam Research Corp.	2.7
Amazon.com, Inc.	2.5
Arista Networks, Inc.	2.2
Interactive Brokers Group, Inc. Class A	2.2
JPMorgan Chase & Co.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4685 01-26

Semi-Annual Shareholder Report

Large Cap Core Fund

January 31, 2026

EGOIX

Institutional Class

This semi-annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$35	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$744,721,044
# of portfolio holdings	52
Portfolio turnover rate	22%
Total advisory fees paid	$2,064,545

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	33.3
Financials	12.8
Health care	12.5
Communication services	11.4
Consumer discretionary	8.1
Industrials	7.9
Consumer staples	5.5
Energy	4.5
Real estate	2.7
Materials	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	6.0
Microsoft Corp.	4.4
Apple, Inc.	4.4
Broadcom, Inc.	4.3
KLA Corp.	2.7
Lam Research Corp.	2.7
Amazon.com, Inc.	2.5
Arista Networks, Inc.	2.2
Interactive Brokers Group, Inc. Class A	2.2
JPMorgan Chase & Co.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4703 01-26

Semi-Annual Shareholder Report

Large Cap Growth Fund

January 31, 2026

STDFX

Administrator Class

This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$951,738,328
# of portfolio holdings	37
Portfolio turnover rate	12%
Total advisory fees paid	$2,796,216

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Industrials	13.4
Consumer discretionary	12.9
Health care	11.4
Financials	8.1

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	10.0
Microsoft Corp.	8.5
Amazon.com, Inc.	7.0
Alphabet, Inc. Class A	6.7
Apple, Inc.	6.1
Broadcom, Inc.	5.3
Meta Platforms, Inc. Class A	4.0
General Electric Co.	2.8
Arista Networks, Inc.	2.6
McKesson Corp.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3751 01-26

Semi-Annual Shareholder Report

Large Cap Growth Fund

January 31, 2026

STAFX

Class A

This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$951,738,328
# of portfolio holdings	37
Portfolio turnover rate	12%
Total advisory fees paid	$2,796,216

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Industrials	13.4
Consumer discretionary	12.9
Health care	11.4
Financials	8.1

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	10.0
Microsoft Corp.	8.5
Amazon.com, Inc.	7.0
Alphabet, Inc. Class A	6.7
Apple, Inc.	6.1
Broadcom, Inc.	5.3
Meta Platforms, Inc. Class A	4.0
General Electric Co.	2.8
Arista Networks, Inc.	2.6
McKesson Corp.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3354 01-26

Semi-Annual Shareholder Report

Large Cap Growth Fund

January 31, 2026

STFFX

Class R6

This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$951,738,328
# of portfolio holdings	37
Portfolio turnover rate	12%
Total advisory fees paid	$2,796,216

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Industrials	13.4
Consumer discretionary	12.9
Health care	11.4
Financials	8.1

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	10.0
Microsoft Corp.	8.5
Amazon.com, Inc.	7.0
Alphabet, Inc. Class A	6.7
Apple, Inc.	6.1
Broadcom, Inc.	5.3
Meta Platforms, Inc. Class A	4.0
General Electric Co.	2.8
Arista Networks, Inc.	2.6
McKesson Corp.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4653 01-26

Semi-Annual Shareholder Report

Large Cap Growth Fund

January 31, 2026

STNFX

Institutional Class

This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$951,738,328
# of portfolio holdings	37
Portfolio turnover rate	12%
Total advisory fees paid	$2,796,216

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Industrials	13.4
Consumer discretionary	12.9
Health care	11.4
Financials	8.1

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	10.0
Microsoft Corp.	8.5
Amazon.com, Inc.	7.0
Alphabet, Inc. Class A	6.7
Apple, Inc.	6.1
Broadcom, Inc.	5.3
Meta Platforms, Inc. Class A	4.0
General Electric Co.	2.8
Arista Networks, Inc.	2.6
McKesson Corp.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4137 01-26

Semi-Annual Shareholder Report

Premier Large Company Growth Fund

January 31, 2026

WFPDX

Administrator Class

This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,338,415,156
# of portfolio holdings	65
Portfolio turnover rate	34%
Total advisory fees paid	$4,642,689

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.5
Industrials	14.4
Consumer discretionary	14.3
Health care	12.4
Communication services	12.2
Financials	3.3
Consumer staples	1.6
Materials	1.3
Utilities	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.5
Microsoft Corp.	6.8
Alphabet, Inc. Class A	5.7
Broadcom, Inc.	4.7
Amazon.com, Inc.	4.6
Eli Lilly & Co.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.1
DoorDash, Inc. Class A	1.8
Monolithic Power Systems, Inc.	1.7
General Electric Co.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3721 01-26

Semi-Annual Shareholder Report

Premier Large Company Growth Fund

January 31, 2026

EKJAX

Class A

This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$55	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,338,415,156
# of portfolio holdings	65
Portfolio turnover rate	34%
Total advisory fees paid	$4,642,689

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.5
Industrials	14.4
Consumer discretionary	14.3
Health care	12.4
Communication services	12.2
Financials	3.3
Consumer staples	1.6
Materials	1.3
Utilities	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.5
Microsoft Corp.	6.8
Alphabet, Inc. Class A	5.7
Broadcom, Inc.	4.7
Amazon.com, Inc.	4.6
Eli Lilly & Co.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.1
DoorDash, Inc. Class A	1.8
Monolithic Power Systems, Inc.	1.7
General Electric Co.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4325 01-26

Semi-Annual Shareholder Report

Premier Large Company Growth Fund

January 31, 2026

EKJFX

Class R6

This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,338,415,156
# of portfolio holdings	65
Portfolio turnover rate	34%
Total advisory fees paid	$4,642,689

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.5
Industrials	14.4
Consumer discretionary	14.3
Health care	12.4
Communication services	12.2
Financials	3.3
Consumer staples	1.6
Materials	1.3
Utilities	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.5
Microsoft Corp.	6.8
Alphabet, Inc. Class A	5.7
Broadcom, Inc.	4.7
Amazon.com, Inc.	4.6
Eli Lilly & Co.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.1
DoorDash, Inc. Class A	1.8
Monolithic Power Systems, Inc.	1.7
General Electric Co.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4654 01-26

Semi-Annual Shareholder Report

Premier Large Company Growth Fund

January 31, 2026

EKJYX

Institutional Class

This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,338,415,156
# of portfolio holdings	65
Portfolio turnover rate	34%
Total advisory fees paid	$4,642,689

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.5
Industrials	14.4
Consumer discretionary	14.3
Health care	12.4
Communication services	12.2
Financials	3.3
Consumer staples	1.6
Materials	1.3
Utilities	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.5
Microsoft Corp.	6.8
Alphabet, Inc. Class A	5.7
Broadcom, Inc.	4.7
Amazon.com, Inc.	4.6
Eli Lilly & Co.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.1
DoorDash, Inc. Class A	1.8
Monolithic Power Systems, Inc.	1.7
General Electric Co.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4123 01-26

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Disciplined U.S. Core Fund
Long Form Financial Statements
Semi-Annual Report
January 31, 2026

Allspring Disciplined U.S. Core Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.09%
Communication services: 10.49%
Diversified telecommunication services: 0.38%
AT&T, Inc.	177,967	$4,664,515
Comcast Corp. Class A	36,341	1,081,145
		5,745,660
Entertainment: 0.99%
Netflix, Inc.†	140,032	11,691,272
Spotify Technology SA†	6,867	3,435,903
		15,127,175
Interactive media & services: 9.12%
Alphabet, Inc. Class A	134,045	45,307,210
Alphabet, Inc. Class C	144,500	48,917,585
Meta Platforms, Inc. Class A	61,066	43,753,789
Pinterest, Inc. Class A†	66,036	1,461,376
		139,439,960
Media: 0.00%
Versant Media Group, Inc.†	1,453	47,339
Consumer discretionary: 9.40%
Automobile components: 0.20%
Aptiv PLC†	40,792	3,089,994
Automobiles: 2.04%
General Motors Co.	26,714	2,243,976
Tesla, Inc.†	67,291	28,962,719
		31,206,695
Broadline retail: 3.82%
Amazon.com, Inc.†	239,701	57,360,450
eBay, Inc.	11,524	1,051,219
		58,411,669
Hotels, restaurants & leisure: 1.08%
Booking Holdings, Inc.	812	4,061,494
Expedia Group, Inc.	27,125	7,183,785
McDonald’s Corp.	12,169	3,833,235
Viking Holdings Ltd.†	20,955	1,511,903
		16,590,417
Household durables: 0.38%
PulteGroup, Inc.	46,045	5,759,769
Specialty retail: 1.37%
Home Depot, Inc.	24,684	9,246,380
The accompanying notes are an integral part of these financial statements.
2 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Specialty retail(continued)
TJX Cos., Inc.	45,637	$6,836,879
Ulta Beauty, Inc.†	7,467	4,833,837
		20,917,096
Textiles, apparel & luxury goods: 0.51%
Crocs, Inc.†	11,522	966,926
Deckers Outdoor Corp.†	57,041	6,807,273
		7,774,199
Consumer staples: 4.74%
Beverages: 0.20%
Monster Beverage Corp.†	19,476	1,572,882
PepsiCo, Inc.	9,736	1,495,741
		3,068,623
Consumer staples distribution & retail: 2.72%
Costco Wholesale Corp.	16,294	15,320,433
Dollar General Corp.	24,644	3,534,689
Target Corp.	60,157	6,344,759
Walmart, Inc.	137,050	16,328,137
		41,528,018
Food products: 0.43%
Pilgrim’s Pride Corp.	60,108	2,606,884
Tyson Foods, Inc. Class A	61,376	4,009,694
		6,616,578
Household products: 0.29%
Procter & Gamble Co.	29,632	4,497,249
Tobacco: 1.10%
Altria Group, Inc.	158,310	9,813,637
Philip Morris International, Inc.	38,679	6,940,560
		16,754,197
Energy: 2.28%
Oil, gas & consumable fuels: 2.28%
Cheniere Energy, Inc.	20,679	4,374,022
Chevron Corp.	9,589	1,696,294
EOG Resources, Inc.	42,702	4,788,175
Exxon Mobil Corp.	91,685	12,964,259
Phillips 66	32,174	4,618,900
Valero Energy Corp.	35,321	6,408,289
		34,849,939
Financials: 12.87%
Banks: 3.94%
Bank of America Corp.	160,144	8,519,661
Citigroup, Inc.	126,208	14,603,528
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Banks(continued)
JPMorgan Chase & Co.	68,131	$20,840,591
Popular, Inc.	23,798	3,177,747
Wells Fargo & Co.	145,217	13,140,686
		60,282,213
Capital markets: 3.73%
Bank of New York Mellon Corp.	96,293	11,547,457
BlackRock, Inc.	3,284	3,674,599
Charles Schwab Corp.	115,495	12,002,241
CME Group, Inc.	17,439	5,040,917
Goldman Sachs Group, Inc.	15,075	14,101,306
Interactive Brokers Group, Inc. Class A	92,840	6,951,859
S&P Global, Inc.	2,361	1,246,112
Virtu Financial, Inc. Class A	59,730	2,479,392
		57,043,883
Consumer finance: 0.71%
American Express Co.	9,128	3,214,608
Capital One Financial Corp.	28,631	6,268,185
Synchrony Financial	18,646	1,354,259
		10,837,052
Financial services: 2.78%
Berkshire Hathaway, Inc. Class B†	40,466	19,445,127
Mastercard, Inc. Class A	25,162	13,557,034
Visa, Inc. Class A	29,227	9,406,125
		42,408,286
Insurance: 1.71%
Allstate Corp.	12,233	2,434,245
Assurant, Inc.	22,322	5,315,538
Axis Capital Holdings Ltd.	27,610	2,848,800
Hartford Insurance Group, Inc.	60,083	8,114,810
Marsh & McLennan Cos., Inc.	6,514	1,225,869
Progressive Corp.	30,015	6,243,120
		26,182,382
Health care: 9.44%
Biotechnology: 2.33%
AbbVie, Inc.	54,758	12,211,582
Amgen, Inc.	5,603	1,915,554
Exelixis, Inc.†	171,000	7,072,560
Gilead Sciences, Inc.	74,695	10,602,955
Incyte Corp.†	37,748	3,777,442
		35,580,093
Health care equipment & supplies: 1.16%
Abbott Laboratories	74,976	8,194,877
The accompanying notes are an integral part of these financial statements.
4 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
Boston Scientific Corp.†	49,554	$4,634,786
Intuitive Surgical, Inc.†	9,870	4,976,651
		17,806,314
Health care providers & services: 2.21%
Cencora, Inc.	13,217	4,747,811
CVS Health Corp.	53,926	4,018,565
McKesson Corp.	12,272	10,200,609
Tenet Healthcare Corp.†	20,999	3,974,691
UnitedHealth Group, Inc.	16,136	4,629,902
Universal Health Services, Inc. Class B	30,614	6,161,374
		33,732,952
Health care technology: 0.28%
Veeva Systems, Inc. Class A†	20,910	4,263,967
Life sciences tools & services: 0.18%
Thermo Fisher Scientific, Inc.	4,704	2,721,781
Pharmaceuticals: 3.28%
Bristol-Myers Squibb Co.	109,052	6,003,312
Eli Lilly & Co.	19,380	20,099,967
Jazz Pharmaceuticals PLC†	10,281	1,691,122
Johnson & Johnson	29,305	6,659,561
Merck & Co., Inc.	98,206	10,829,176
Pfizer, Inc.	186,490	4,930,796
		50,213,934
Industrials: 8.31%
Aerospace & defense: 2.10%
General Dynamics Corp.	28,426	9,980,084
General Electric Co.	18,357	5,631,744
Howmet Aerospace, Inc.	21,137	4,398,187
Lockheed Martin Corp.	7,496	4,754,113
Northrop Grumman Corp.	6,806	4,711,522
RTX Corp.	12,901	2,592,198
		32,067,848
Building products: 0.47%
Johnson Controls International PLC	25,161	3,000,701
Owens Corning	17,982	2,154,963
Trane Technologies PLC	5,006	2,105,423
		7,261,087
Commercial services & supplies: 0.24%
Veralto Corp.	36,486	3,611,384
Construction & engineering: 1.37%
EMCOR Group, Inc.	10,285	7,412,708
MasTec, Inc.†	19,618	4,717,736
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 5

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Construction & engineering(continued)
Quanta Services, Inc.	3,582	$1,700,125
Valmont Industries, Inc.	15,830	7,053,215
		20,883,784
Electrical equipment: 0.64%
Emerson Electric Co.	15,043	2,210,719
GE Vernova, Inc.	4,841	3,516,357
Regal Rexnord Corp.	9,580	1,547,170
Vertiv Holdings Co. Class A	13,776	2,564,816
		9,839,062
Ground transportation: 0.47%
Uber Technologies, Inc.†	47,489	3,801,494
Union Pacific Corp.	14,727	3,462,318
		7,263,812
Industrial conglomerates: 0.38%
Honeywell International, Inc.	25,506	5,803,125
Machinery: 1.08%
AGCO Corp.	40,961	4,645,387
Caterpillar, Inc.	4,965	3,263,792
Mueller Industries, Inc.	31,632	4,306,381
Parker-Hannifin Corp.	4,684	4,383,475
		16,599,035
Passenger airlines: 0.41%
United Airlines Holdings, Inc.†	60,947	6,236,097
Professional services: 1.15%
CACI International, Inc. Class A†	5,925	3,676,936
Leidos Holdings, Inc.	36,476	6,867,701
Science Applications International Corp.	50,352	5,123,820
SS&C Technologies Holdings, Inc.	23,121	1,893,379
		17,561,836
Information technology: 32.32%
Communications equipment: 1.05%
Arista Networks, Inc.†	58,925	8,352,030
Cisco Systems, Inc.	98,238	7,694,000
		16,046,030
Electronic equipment, instruments & components: 0.72%
Amphenol Corp. Class A	23,275	3,353,462
Jabil, Inc.	6,020	1,427,884
TD SYNNEX Corp.	38,987	6,186,067
		10,967,413
IT services: 1.43%
Accenture PLC Class A	14,795	3,900,554
The accompanying notes are an integral part of these financial statements.
6 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
IT services(continued)
International Business Machines Corp.	21,737	$6,666,738
MongoDB, Inc. Class A†	6,183	2,295,933
Okta, Inc.†	39,107	3,303,759
Twilio, Inc. Class A†	21,756	2,620,728
VeriSign, Inc.	12,767	3,118,085
		21,905,797
Semiconductors & semiconductor equipment: 14.59%
Advanced Micro Devices, Inc.†	39,005	9,233,654
Applied Materials, Inc.	13,902	4,480,893
Astera Labs, Inc.†	10,090	1,519,756
Broadcom, Inc.	127,854	42,358,030
Credo Technology Group Holding Ltd.†	10,010	1,254,053
Intel Corp.†	62,382	2,898,892
KLA Corp.	7,528	10,749,532
Lam Research Corp.	41,546	9,699,329
Marvell Technology, Inc.	52,231	4,122,070
Micron Technology, Inc.	36,906	15,311,561
NVIDIA Corp.	608,947	116,388,040
QUALCOMM, Inc.	34,089	5,167,551
		223,183,361
Software: 8.11%
Adobe, Inc.†	9,132	2,677,959
AppLovin Corp. Class A†	9,258	4,380,052
Atlassian Corp. Class A†	22,771	2,691,077
Autodesk, Inc.†	4,684	1,184,443
Docusign, Inc. Class A†	20,380	1,070,765
Fortinet, Inc.†	52,314	4,251,036
Microsoft Corp.	186,357	80,187,554
Nutanix, Inc. Class A†	30,277	1,190,794
Oracle Corp.	34,718	5,713,889
Palantir Technologies, Inc. Class A†	44,837	6,572,656
Pegasystems, Inc.	48,319	2,111,057
Salesforce, Inc.	31,686	6,726,621
ServiceNow, Inc.†	14,012	1,639,544
Zoom Communications, Inc. Class A†	40,124	3,695,420
		124,092,867
Technology hardware, storage & peripherals: 6.42%
Apple, Inc.	362,507	94,063,316
Western Digital Corp.	16,208	4,055,728
		98,119,044
Materials: 2.21%
Chemicals: 0.87%
Celanese Corp. Class A	23,858	1,060,249
CF Industries Holdings, Inc.	59,998	5,593,614
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 7

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Chemicals(continued)
Element Solutions, Inc.	65,407	$1,903,344
Linde PLC	10,354	4,731,467
		13,288,674
Containers & packaging: 0.51%
Crown Holdings, Inc.	74,743	7,824,098
Metals & mining: 0.83%
Newmont Corp.	44,038	4,947,669
Southern Copper Corp.	40,465	7,701,299
		12,648,968
Real estate: 1.86%
Hotel & resort REITs: 0.38%
Host Hotels & Resorts, Inc.	314,944	5,835,912
Industrial REITs: 0.19%
Prologis, Inc.	21,921	2,862,006
Retail REITs: 0.43%
Simon Property Group, Inc.	34,559	6,611,482
Specialized REITs: 0.86%
Gaming & Leisure Properties, Inc.	91,329	4,086,973
Public Storage	11,078	3,059,633
VICI Properties, Inc. Class A	215,141	6,041,159
		13,187,765
Utilities: 2.17%
Electric utilities: 1.63%
American Electric Power Co., Inc.	72,700	8,707,642
Duke Energy Corp.	78,518	9,528,159
NextEra Energy, Inc.	54,303	4,773,234
NRG Energy, Inc.	13,214	2,016,853
		25,025,888
Gas utilities: 0.44%
National Fuel Gas Co.	79,975	6,697,906
Independent power and renewable electricity producers: 0.10%
Vistra Corp.	9,370	1,483,740
Total common stocks (Cost $682,513,722)		1,469,405,455
The accompanying notes are an integral part of these financial statements.
8 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.40%
Investment companies: 3.40%
Allspring Government Money Market Fund Select Class♠∞		3.63%	51,995,155	$51,995,155
Total short-term investments (Cost $51,995,155)				51,995,155
Total investments in securities (Cost $734,508,877)	99.49%			1,521,400,610
Other assets and liabilities, net	0.51			7,822,501
Total net assets	100.00%			$1,529,223,111

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,565,301	$157,986,654	$(128,556,800)	$0	$0	$51,995,155	51,995,155	$957,487
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	155	3-20-2026	$53,632,955	$53,984,563	$351,608	$0
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 9

Statement of assets and liabilities—January 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $682,513,722)	$1,469,405,455
Investments in affiliated securities, at value (cost $51,995,155)	51,995,155
Cash	43
Cash at broker segregated for futures contracts	3,776,371
Receivable for Fund shares sold	4,926,542
Receivable for dividends	890,295
Prepaid expenses and other assets	149,088
Total assets	1,531,142,949
Liabilities
Payable for Fund shares redeemed	894,711
Management fee payable	445,232
Payable for daily variation margin on open futures contracts	204,350
Administration fees payable	187,203
Shareholder servicing fees payable	144,908
Distribution fee payable	10,365
Accrued expenses and other liabilities	33,069
Total liabilities	1,919,838
Total net assets	$1,529,223,111
Net assets consist of
Paid-in capital	$696,860,410
Total distributable earnings	832,362,701
Total net assets	$1,529,223,111
Computation of net asset value and offering price per share
Net assets–Class A	$645,332,728
Shares outstanding–Class A1	24,546,054
Net asset value per share–Class A	$26.29
Maximum offering price per share – Class A2	$27.89
Net assets–Class C	$18,706,775
Shares outstanding–Class C1	816,192
Net asset value per share–Class C	$22.92
Net assets–Class R6	$299,751,981
Shares outstanding–Class R6[1]	10,924,759
Net asset value per share–Class R6	$27.44
Net assets–Institutional Class	$565,431,627
Shares outstanding–Institutional Class[1]	20,919,938
Net asset value per share–Institutional Class	$27.03
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined U.S. Core Fund

Statement of operations—six months ended January 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends	$7,986,944
Income from affiliated securities	957,487
Interest	49,911
Total investment income	8,994,342
Expenses
Management fee	2,517,076
Administration fees
Class A	641,657
Class C	15,230
Class R6	46,362
Administrator Class	9,121 [1]
Institutional Class	318,939
Shareholder servicing fees
Class A	800,137
Class C	19,038
Administrator Class	16,896 [1]
Distribution fee
Class C	57,114
Custody and accounting fees	19,798
Professional fees	29,371
Registration fees	65,918
Shareholder report expenses	25,762
Trustees’ fees and expenses	8,722
Other fees and expenses	55,996
Total expenses	4,647,137
Less: Fee waivers and/or expense reimbursements
Class A	(17,195)
Institutional Class	(50,864)
Net expenses	4,579,078
Net investment income	4,415,264
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	37,986,931
Futures contracts	4,583,303
Net realized gains on investments	42,570,234
Net change in unrealized gains (losses) on
Unaffiliated securities	99,932,550
Futures contracts	(678,917)
Net change in unrealized gains (losses) on investments	99,253,633
Net realized and unrealized gains (losses) on investments	141,823,867
Net increase in net assets resulting from operations	$146,239,131
1 For the period from August 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025
Operations
Net investment income		$4,415,264		$8,335,954
Net realized gains on investments		42,570,234		71,067,494
Net change in unrealized gains (losses) on investments		99,253,633		119,636,404
Net increase in net assets resulting from operations		146,239,131		199,039,852
Distributions to shareholders from
Net investment income and net realized gains
Class A		(34,045,510)		(36,606,550)
Class C		(981,982)		(697,774)
Class R6		(16,098,858)		(16,920,202)
Administrator Class		0 [1]		(3,344,357)
Institutional Class		(29,085,504)		(15,851,110)
Total distributions to shareholders		(80,211,854)		(73,419,993)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	867,327	22,845,934	1,301,549	30,381,370
Class C	346,835	8,049,655	193,191	4,045,500
Class R6	1,059,309	28,724,564	1,784,553	41,433,194
Administrator Class	54,042 [1]	1,433,302 [1]	228,373	5,586,003
Institutional Class	6,254,740	167,639,298	6,065,721	146,505,092
		228,692,753		227,951,159
Reinvestment of distributions
Class A	1,227,207	31,755,559	1,443,487	34,313,174
Class C	39,917	897,329	27,843	581,921
Class R6	534,106	14,474,063	637,773	15,805,286
Administrator Class	0 [1]	0 [1]	122,725	3,056,528
Institutional Class	986,880	26,330,078	604,427	14,756,748
		73,457,029		68,513,657
Payment for shares redeemed
Class A	(1,627,786)	(42,573,378)	(3,027,279)	(70,146,040)
Class C	(91,180)	(2,090,584)	(284,650)	(5,844,797)
Class R6	(1,644,431)	(46,023,736)	(3,021,592)	(73,712,850)
Administrator Class	(39,864)[1]	(1,068,992)[1]	(461,142)	(11,389,322)
Institutional Class	(1,898,270)	(51,764,735)	(2,495,259)	(58,640,174)
		(143,521,425)		(219,733,183)
1 For the period from August 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined U.S. Core Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025
	Shares		Shares
Share conversions
Administrator Class	(2,120,394)[2]	$(58,364,707)[2]	0	$0
Institutional Class	2,161,592 [2]	58,364,707 [2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		158,628,357		76,731,633
Total increase in net assets		224,655,634		202,351,492
Net assets
Beginning of period		1,304,567,477		1,102,215,985
End of period		$1,529,223,111		$1,304,567,477
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.10	$22.62	$20.05	$20.25	$22.77	$18.22
Net investment income	0.05 [1]	0.13 [1]	0.14 [1]	0.13	0.16	0.14
Net realized and unrealized gains (losses) on investments	2.58	3.88	4.18	2.06	(0.78)	6.18
Total from investment operations	2.63	4.01	4.32	2.19	(0.62)	6.32
Distributions to shareholders from
Net investment income	(0.10)	(0.13)	(0.14)	(0.15)	(0.16)	(0.33)
Net realized gains	(1.34)	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)
Total distributions to shareholders	(1.44)	(1.53)	(1.75)	(2.39)	(1.90)	(1.77)
Net asset value, end of period	$26.29	$25.10	$22.62	$20.05	$20.25	$22.77
Total return[2]	10.58%	18.12%	23.54%	13.00%	(3.60)%	36.73%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.84%	0.83%	0.85%	0.84%	0.85%
Net expenses	0.81%	0.83%	0.83%	0.84%	0.84%	0.85%
Net investment income	0.41%	0.54%	0.67%	0.82%	0.73%	0.76%
Supplemental data
Portfolio turnover rate	13%	31%	37%	43%	25%	36%
Net assets, end of period (000s omitted)	$645,333	$604,288	$551,170	$473,167	$453,829	$521,702

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined U.S. Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.04	$20.06	$17.96	$18.37	$20.82	$16.70
Net investment income (loss)	(0.04)[1]	(0.05)[1]	(0.01)[1]	0.03	(0.00)[2]	0.02
Net realized and unrealized gains (losses) on investments	2.26	3.43	3.72	1.80	(0.71)	5.64
Total from investment operations	2.22	3.38	3.71	1.83	(0.71)	5.66
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.10)
Net realized gains	(1.34)	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)
Total distributions to shareholders	(1.34)	(1.40)	(1.61)	(2.24)	(1.74)	(1.54)
Net asset value, end of period	$22.92	$22.04	$20.06	$17.96	$18.37	$20.82
Total return[3]	10.19%	17.21%	22.64%	12.12%	(4.30)%	35.80%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.58%	1.58%	1.60%	1.59%	1.60%
Net expenses	1.57%	1.58%	1.56%	1.59%	1.59%	1.60%
Net investment income (loss)	(0.35)%	(0.22)%	(0.03)%	0.08%	(0.02)%	0.02%
Supplemental data
Portfolio turnover rate	13%	31%	37%	43%	25%	36%
Net assets, end of period (000s omitted)	$18,707	$11,475	$11,722	$17,763	$21,381	$27,121

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$26.18	$23.54	$20.79	$20.93	$23.46	$18.72
Net investment income	0.11 [1]	0.23 [1]	0.23 [1]	0.21	0.26 [1]	0.24
Net realized and unrealized gains (losses) on investments	2.70	4.04	4.36	2.14	(0.80)	6.36
Total from investment operations	2.81	4.27	4.59	2.35	(0.54)	6.60
Distributions to shareholders from
Net investment income	(0.21)	(0.23)	(0.23)	(0.25)	(0.25)	(0.42)
Net realized gains	(1.34)	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)
Total distributions to shareholders	(1.55)	(1.63)	(1.84)	(2.49)	(1.99)	(1.86)
Net asset value, end of period	$27.44	$26.18	$23.54	$20.79	$20.93	$23.46
Total return[2]	10.84%	18.56%	24.08%	13.44%	(3.15)%	37.35%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.41%	0.41%	0.42%	0.41%	0.42%
Net expenses	0.40%	0.41%	0.41%	0.42%	0.41%	0.42%
Net investment income	0.82%	0.95%	1.09%	1.25%	1.16%	1.18%
Supplemental data
Portfolio turnover rate	13%	31%	37%	43%	25%	36%
Net assets, end of period (000s omitted)	$299,752	$287,340	$272,468	$253,154	$277,956	$340,631

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Disciplined U.S. Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.80	$23.21	$20.53	$20.69	$23.22	$18.54
Net investment income	0.10 [1]	0.21 [1]	0.21 [1]	0.19	0.24	0.23 [1]
Net realized and unrealized gains (losses) on investments	2.65	3.98	4.30	2.12	(0.80)	6.29
Total from investment operations	2.75	4.19	4.51	2.31	(0.56)	6.52
Distributions to shareholders from
Net investment income	(0.18)	(0.20)	(0.22)	(0.23)	(0.23)	(0.40)
Net realized gains	(1.34)	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)
Total distributions to shareholders	(1.52)	(1.60)	(1.83)	(2.47)	(1.97)	(1.84)
Net asset value, end of period	$27.03	$25.80	$23.21	$20.53	$20.69	$23.22
Total return[2]	10.78%	18.50%	23.96%	13.40%	(3.24)%	37.26%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.52%	0.51%	0.52%	0.51%	0.52%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	0.74%	0.88%	1.01%	1.18%	1.09%	1.14%
Supplemental data
Portfolio turnover rate	13%	31%	37%	43%	25%	36%
Net assets, end of period (000s omitted)	$565,432	$346,058	$214,457	$148,392	$142,768	$163,217

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
18 | Allspring Disciplined U.S. Core Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2026, the aggregate cost of all investments for federal income tax purposes was $736,350,158 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$798,301,829
Gross unrealized losses	(12,899,769)
Net unrealized gains	$785,402,060
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Disciplined U.S. Core Fund | 19

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$160,360,134	$0	$0	$160,360,134
Consumer discretionary	143,749,839	0	0	143,749,839
Consumer staples	72,464,665	0	0	72,464,665
Energy	34,849,939	0	0	34,849,939
Financials	196,753,816	0	0	196,753,816
Health care	144,319,041	0	0	144,319,041
Industrials	127,127,070	0	0	127,127,070
Information technology	494,314,512	0	0	494,314,512
Materials	33,761,740	0	0	33,761,740
Real estate	28,497,165	0	0	28,497,165
Utilities	33,207,534	0	0	33,207,534
Short-term investments
Investment companies	51,995,155	0	0	51,995,155
	1,521,400,610	0	0	1,521,400,610
Futures contracts	351,608	0	0	351,608
Total assets	$1,521,752,218	$0	$0	$1,521,752,218
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended January 31, 2026, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
20 | Allspring Disciplined U.S. Core Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.86%
Class C	1.61
Class R6	0.43
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2026, Allspring Funds Distributor received $5,714 from the sale of Class A shares and $680 and $2,401 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2026 were $230,669,992 and $177,947,977, respectively.
6.DERIVATIVE TRANSACTIONS
During the six months ended January 31, 2026, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $46,736,409 in long futures contracts during the six months ended January 31, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Disciplined U.S. Core Fund | 21

Notes to financial statements (unaudited)
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2026, there were no borrowings by the Fund under the agreement.
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
22 | Allspring Disciplined U.S. Core Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Disciplined U.S. Core Fund | 23

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

24 | Allspring Disciplined U.S. Core Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0616 01-26

Allspring Growth Fund
Long Form Financial Statements
Semi-Annual Report
January 31, 2026

Allspring Growth Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.43%
Communication services: 11.68%
Entertainment: 4.56%
Live Nation Entertainment, Inc.†	227,669	$33,114,456
Netflix, Inc.†	451,850	37,724,956
Spotify Technology SA†	50,354	25,194,624
TKO Group Holdings, Inc. Class A	224,438	45,466,650
		141,500,686
Interactive media & services: 7.12%
Alphabet, Inc. Class A	585,036	197,742,168
Reddit, Inc. Class A†	127,421	22,970,184
		220,712,352
Consumer discretionary: 13.38%
Automobiles: 0.94%
Ferrari NV	87,306	29,087,740
Broadline retail: 6.12%
Amazon.com, Inc.†	641,313	153,466,201
MercadoLibre, Inc.†	16,908	36,314,833
		189,781,034
Hotels, restaurants & leisure: 3.09%
Booking Holdings, Inc.	9,212	46,076,950
DoorDash, Inc. Class A†	243,765	49,879,194
		95,956,144
Household durables: 0.77%
Sony Group Corp. ADR	1,076,016	23,779,954
Specialty retail: 2.46%
Carvana Co. Class A†	89,865	36,045,750
O’Reilly Automotive, Inc.†	411,292	40,475,246
		76,520,996
Consumer staples: 1.72%
Consumer staples distribution & retail: 1.72%
Walmart, Inc.	448,360	53,417,610
Financials: 4.02%
Capital markets: 2.34%
Coinbase Global, Inc. Class A†	34,649	6,747,546
LPL Financial Holdings, Inc.	69,857	25,462,877
Robinhood Markets, Inc. Class A†	404,803	40,269,802
		72,480,225
Financial services: 1.68%
Affirm Holdings, Inc.†	333,133	20,087,920
The accompanying notes are an integral part of these financial statements.
2 | Allspring Growth Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Financial services(continued)
Mastercard, Inc. Class A	30,313	$16,332,341
Visa, Inc. Class A	48,989	15,766,130
		52,186,391
Health care: 12.07%
Biotechnology: 3.85%
Alnylam Pharmaceuticals, Inc.†	69,489	23,491,451
argenx SE ADR†	40,875	34,355,437
Bridgebio Pharma, Inc.†	373,351	28,848,832
Natera, Inc.†	141,276	32,654,535
		119,350,255
Health care equipment & supplies: 2.30%
Boston Scientific Corp.†	86,684	8,107,555
Edwards Lifesciences Corp.†	372,067	30,271,371
Penumbra, Inc.†	92,402	33,095,624
		71,474,550
Health care providers & services: 1.60%
Cencora, Inc.	138,607	49,790,407
Pharmaceuticals: 4.32%
AstraZeneca PLC ADR	415,147	38,513,187
Eli Lilly & Co.	92,069	95,489,363
		134,002,550
Industrials: 15.05%
Aerospace & defense: 5.97%
Axon Enterprise, Inc.†	51,388	24,850,209
Carpenter Technology Corp.	133,566	42,451,282
Curtiss-Wright Corp.	67,318	44,207,057
General Electric Co.	169,996	52,153,073
Kratos Defense & Security Solutions, Inc.†	208,516	21,479,233
		185,140,854
Building products: 2.39%
Armstrong World Industries, Inc.	138,315	25,413,998
Johnson Controls International PLC	408,164	48,677,639
		74,091,637
Construction & engineering: 3.51%
Comfort Systems USA, Inc.	34,929	39,892,411
Construction Partners, Inc. Class A†	212,761	23,378,179
Quanta Services, Inc.	96,218	45,667,949
		108,938,539
Electrical equipment: 1.13%
Vertiv Holdings Co. Class A	189,062	35,199,563
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Machinery: 0.70%
Symbotic, Inc. Class A†	398,819	$21,683,789
Professional services: 1.35%
UL Solutions, Inc. Class A	596,883	41,919,093
Information technology: 39.70%
Communications equipment: 1.50%
Arista Networks, Inc.†	328,642	46,581,717
Electronic equipment, instruments & components: 1.55%
Amphenol Corp. Class A	333,203	48,007,888
IT services: 3.50%
Cloudflare, Inc. Class A†	191,581	33,976,891
Shopify, Inc. Class A†	335,449	44,020,972
Snowflake, Inc.†	158,800	30,600,760
		108,598,623
Semiconductors & semiconductor equipment: 21.12%
Astera Labs, Inc.†	148,465	22,361,798
Broadcom, Inc.	469,467	155,534,417
KLA Corp.	28,103	40,129,398
Micron Technology, Inc.	43,182	17,915,348
Monolithic Power Systems, Inc.	47,850	53,790,578
NVIDIA Corp.	1,589,047	303,714,553
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	187,585	62,008,098
		655,454,190
Software: 11.38%
AppLovin Corp. Class A†	89,004	42,108,682
Cadence Design Systems, Inc.†	81,212	24,067,988
Fair Isaac Corp.†	21,166	30,969,456
Microsoft Corp.	529,650	227,903,099
Oracle Corp.	170,763	28,104,175
		353,153,400
Technology hardware, storage & peripherals: 0.65%
Sandisk Corp.†	34,828	20,069,635
Utilities: 0.81%
Independent power and renewable electricity producers: 0.81%
Talen Energy Corp.†	72,463	25,243,211
Total common stocks (Cost $1,863,315,365)		3,054,123,033
The accompanying notes are an integral part of these financial statements.
4 | Allspring Growth Fund

Portfolio of investments—January 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.71%
Investment companies: 1.71%
Allspring Government Money Market Fund Select Class♠∞		3.63%	52,972,783	$52,972,783
Total short-term investments (Cost $52,972,783)				52,972,783
Total investments in securities (Cost $1,916,288,148)	100.14%			3,107,095,816
Other assets and liabilities, net	(0.14)			(4,368,508)
Total net assets	100.00%			$3,102,727,308

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$60,737,496	$631,693,034	$(639,457,747)	$0	$0	$52,972,783	52,972,783	$856,707
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 5

Statement of assets and liabilities—January 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,863,315,365)	$3,054,123,033
Investments in affiliated securities, at value (cost $52,972,783)	52,972,783
Cash	85
Receivable for Fund shares sold	704,328
Receivable for dividends	296,432
Prepaid expenses and other assets	113,436
Total assets	3,108,210,097
Liabilities
Payable for Fund shares redeemed	2,423,140
Management fee payable	1,889,386
Shareholder servicing fees payable	585,294
Administration fees payable	512,191
Accrued expenses and other liabilities	72,778
Total liabilities	5,482,789
Total net assets	$3,102,727,308
Net assets consist of
Paid-in capital	$1,720,322,413
Total distributable earnings	1,382,404,895
Total net assets	$3,102,727,308
Computation of net asset value and offering price per share
Net assets–Class A	$2,510,278,079
Shares outstanding–Class A1	135,186,965
Net asset value per share–Class A	$18.57
Maximum offering price per share – Class A2	$19.70
Net assets–Class R6	$154,496,554
Shares outstanding–Class R6[1]	3,715,301
Net asset value per share–Class R6	$41.58
Net assets–Administrator Class	$72,728,836
Shares outstanding–Administrator Class[1]	2,303,106
Net asset value per share–Administrator Class	$31.58
Net assets–Institutional Class	$365,223,839
Shares outstanding–Institutional Class[1]	8,897,352
Net asset value per share–Institutional Class	$41.05
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Growth Fund

Statement of operations—six months ended January 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $92,321)	$5,724,449
Income from affiliated securities	856,707
Interest	1,913
Total investment income	6,583,069
Expenses
Management fee	12,577,477
Administration fees
Class A	2,795,253
Class C	8,366 [1]
Class R6	33,281
Administrator Class	58,336
Institutional Class	275,355
Shareholder servicing fees
Class A	3,493,914
Class C	10,413 [1]
Administrator Class	109,069
Distribution fee
Class C	31,182 [1]
Custody and accounting fees	52,541
Professional fees	38,069
Registration fees	88,297
Shareholder report expenses	63,991
Trustees’ fees and expenses	17,471
Other fees and expenses	37,491
Total expenses	19,690,506
Less: Fee waivers and/or expense reimbursements
Fund-level	(499,080)
Class A	(408,325)
Class R6	(30,005)
Administrator Class	(51,525)
Institutional Class	(163,907)
Net expenses	18,537,664
Net investment loss	(11,954,595)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	493,597,750
Foreign currency and foreign currency translations	(16)
Net realized gains on investments	493,597,734
Net change in unrealized gains (losses) on investments	(514,495,741)
Net realized and unrealized gains (losses) on investments	(20,898,007)
Net decrease in net assets resulting from operations	$(32,852,602)
1 For the period from August 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025
Operations
Net investment loss		$(11,954,595)		$(21,778,548)
Net realized gains on investments		493,597,734		1,307,069,870
Net change in unrealized gains (losses) on investments		(514,495,741)		(483,090,089)
Net increase (decrease) in net assets resulting from operations		(32,852,602)		802,201,233
Distributions to shareholders from
Net investment income and net realized gains
Class A		(855,904,287)		(787,951,646)
Class C		0 [1]		(10,245,392)
Class R6		(36,813,101)		(47,522,163)
Administrator Class		(18,906,112)		(31,459,192)
Institutional Class		(69,388,730)		(81,517,564)
Total distributions to shareholders		(981,012,230)		(958,695,957)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,243,171	27,282,195	1,789,446	47,406,149
Class C	11,326 [1]	82,226 [1]	165,230	1,203,098
Class R6	197,002	9,887,998	451,786	20,976,734
Administrator Class	48,809	1,804,418	208,160	8,257,265
Institutional Class	283,546	13,777,961	4,228,680	209,587,422
		52,834,798		287,430,668
Reinvestment of distributions
Class A	43,998,135	824,965,031	29,842,126	757,691,604
Class C	0 [1]	0 [1]	1,551,458	10,115,504
Class R6	874,983	36,723,030	953,395	44,371,019
Administrator Class	569,404	18,152,599	623,420	23,315,919
Institutional Class	1,654,078	68,528,475	1,685,195	77,636,910
		948,369,135		913,130,956
Payment for shares redeemed
Class A	(11,848,813)	(278,775,314)	(17,056,713)	(452,902,271)
Class C	(239,119)[1]	(1,736,659)[1]	(894,399)	(7,309,664)
Class R6	(1,903,432)	(86,170,822)	(2,764,101)	(135,056,556)
Administrator Class	(598,353)	(21,053,214)	(4,264,997)	(171,903,440)
Institutional Class	(1,675,290)	(79,793,214)	(8,982,162)	(438,908,320)
		(467,529,223)		(1,206,080,251)
1 For the period from August 1, 2025 to November 14, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025
	Shares		Shares
Share conversions
Class A	469,476 [2]	$13,155,932 [2]	0	$0
Class C	(1,842,000)[2]	(13,155,932)[2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		533,674,710		(5,518,627)
Total decrease in net assets		(480,190,122)		(162,013,351)
Net assets
Beginning of period		3,582,917,430		3,744,930,781
End of period		$3,102,727,308		$3,582,917,430
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.71	$30.43	$27.83	$26.80	$47.16	$39.86
Net investment loss	(0.10)[1]	(0.19)[1]	(0.22)[1]	(0.14)[1]	(0.30)[1]	(0.32)
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.00 [2]
Net realized and unrealized gains (losses) on investments	(0.17)	7.02	5.75	2.79	(11.07)	13.52
Total from investment operations	(0.27)	6.83	5.53	2.65	(11.37)	13.20
Distributions to shareholders from
Net realized gains	(8.87)	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)
Net asset value, end of period	$18.57	$27.71	$30.43	$27.83	$26.80	$47.16
Total return[3]	(1.28)%	25.33%	22.18%	11.39%	(29.35)%	35.61%[4]
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.18%	1.19%	1.16%	1.16%
Net expenses	1.12%	1.12%	1.11%	1.14%	1.13%	1.14%
Net investment loss	(0.75)%	(0.71)%	(0.77)%	(0.55)%	(0.85)%	(0.83)%
Supplemental data
Portfolio turnover rate	35%	73%	38%	58%	43%	36%
Net assets, end of period (000s omitted)	$2,510,278	$2,808,199	$2,639,797	$1,844,845	$1,885,963	$3,088,763

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 0.01% impact on the total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$50.93	$48.77	$42.67	$39.94	$65.50	$53.17
Net investment loss	(0.08)[1]	(0.14)[1]	(0.15)[1]	(0.04)[1]	(0.21)[1]	(0.23)
Net realized and unrealized gains (losses) on investments	(0.40)	11.85	9.18	4.39	(16.36)	18.46
Total from investment operations	(0.48)	11.71	9.03	4.35	(16.57)	18.23
Distributions to shareholders from
Net realized gains	(8.87)	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)
Net asset value, end of period	$41.58	$50.93	$48.77	$42.67	$39.94	$65.50
Total return[2]	(1.10)%	25.87%	22.69%	11.92%	(29.05)%	36.19%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.76%	0.76%	0.73%	0.73%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment loss	(0.32)%	(0.29)%	(0.35)%	(0.11)%	(0.41)%	(0.40)%
Supplemental data
Portfolio turnover rate	35%	73%	38%	58%	43%	36%
Net assets, end of period (000s omitted)	$154,497	$231,555	$287,990	$392,893	$408,403	$519,293

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.86	$40.86	$36.31	$34.34	$57.75	$47.60
Net investment loss	(0.12)[1]	(0.21)[1]	(0.23)[1]	(0.11)[1]	(0.31)[1]	(0.29)
Net realized and unrealized gains (losses) on investments	(0.29)	9.76	7.71	3.70	(14.11)	16.34
Total from investment operations	(0.41)	9.55	7.48	3.59	(14.42)	16.05
Distributions to shareholders from
Net realized gains	(8.87)	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)
Net asset value, end of period	$31.58	$40.86	$40.86	$36.31	$34.34	$57.75
Total return[2]	(1.21)%	25.55%	22.38%	11.60%	(29.22)%	35.82%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.11%	1.11%	1.08%	1.08%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.58)%	(0.52)%	(0.61)%	(0.35)%	(0.68)%	(0.65)%
Supplemental data
Portfolio turnover rate	35%	73%	38%	58%	43%	36%
Net assets, end of period (000s omitted)	$72,729	$93,302	$233,589	$220,544	$320,744	$647,618

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$50.40	$48.37	$42.36	$39.68	$65.17	$52.96
Net investment loss	(0.09)[1]	(0.16)[1]	(0.17)[1]	(0.06)[1]	(0.24)[1]	(0.26)[1]
Net realized and unrealized gains (losses) on investments	(0.39)	11.74	9.11	4.36	(16.26)	18.37
Total from investment operations	(0.48)	11.58	8.94	4.30	(16.50)	18.11
Distributions to shareholders from
Net realized gains	(8.87)	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)
Net asset value, end of period	$41.05	$50.40	$48.37	$42.36	$39.68	$65.17
Total return[2]	(1.11)%	25.81%	22.64%	11.87%	(29.09)%	36.10%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.86%	0.86%	0.83%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.38)%	(0.34)%	(0.40)%	(0.15)%	(0.47)%	(0.44)%
Supplemental data
Portfolio turnover rate	35%	73%	38%	58%	43%	36%
Net assets, end of period (000s omitted)	$365,224	$435,207	$566,044	$879,671	$1,027,038	$1,959,313

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Growth Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
14 | Allspring Growth Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2026, the aggregate cost of all investments for federal income tax purposes was $1,922,857,864 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,252,507,970
Gross unrealized losses	(68,270,018)
Net unrealized gains	$1,184,237,952
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$362,213,038	$0	$0	$362,213,038
Consumer discretionary	415,125,868	0	0	415,125,868
Consumer staples	53,417,610	0	0	53,417,610
Financials	124,666,616	0	0	124,666,616
Health care	374,617,762	0	0	374,617,762
Industrials	466,973,475	0	0	466,973,475
Information technology	1,231,865,453	0	0	1,231,865,453
Utilities	25,243,211	0	0	25,243,211
Short-term investments
Investment companies	52,972,783	0	0	52,972,783
Total assets	$3,107,095,816	$0	$0	$3,107,095,816
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Growth Fund | 15

Notes to financial statements (unaudited)
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the six months ended January 31, 2026, the management fee was equivalent to an annual rate of 0.71% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.15%
Class R6	0.70
Administrator Class	0.96
Institutional Class	0.75
16 | Allspring Growth Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2026, Allspring Funds Distributor received $5,128 from the sale of Class A shares and $47 and $28 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2026 were $1,209,517,605 and $1,680,708,252, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Growth Fund | 17

Notes to financial statements (unaudited)
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
18 | Allspring Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Growth Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3009 01-26

Allspring Large Cap Core Fund
Long Form Financial Statements
Semi-Annual Report
January 31, 2026

Allspring Large Cap Core Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.35%
Communication services: 11.09%
Entertainment: 1.92%
Netflix, Inc.†	171,256	$14,298,163
Interactive media & services: 7.07%
Alphabet, Inc. Class C	132,729	44,932,748
Pinterest, Inc. Class A†	347,943	7,699,979
		52,632,727
Media: 2.10%
Fox Corp. Class A	215,074	15,653,086
Consumer discretionary: 7.84%
Broadline retail: 2.52%
Amazon.com, Inc.†	78,429	18,768,060
Household durables: 1.34%
PulteGroup, Inc.	79,799	9,982,057
Specialty retail: 2.01%
Ulta Beauty, Inc.†	23,163	14,994,799
Textiles, apparel & luxury goods: 1.97%
Deckers Outdoor Corp.†	122,964	14,674,524
Consumer staples: 5.39%
Beverages: 1.78%
Monster Beverage Corp.†	164,366	13,274,198
Consumer staples distribution & retail: 3.61%
Costco Wholesale Corp.	12,816	12,050,244
Dollar General Corp.	103,485	14,842,854
		26,893,098
Energy: 4.40%
Oil, gas & consumable fuels: 4.40%
Cheniere Energy, Inc.	42,276	8,942,219
EOG Resources, Inc.	72,198	8,095,562
Valero Energy Corp.	86,627	15,716,737
		32,754,518
Financials: 12.45%
Banks: 6.61%
Citigroup, Inc.	114,015	13,192,676
Citizens Financial Group, Inc.	160,854	10,130,585
First Citizens BancShares, Inc. Class A	4,876	10,091,223
JPMorgan Chase & Co.	51,571	15,775,053
		49,189,537
The accompanying notes are an integral part of these financial statements.
2 | Allspring Large Cap Core Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Capital markets: 4.00%
Interactive Brokers Group, Inc. Class A	214,182	$16,037,948
Virtu Financial, Inc. Class A	330,568	13,721,878
		29,759,826
Insurance: 1.84%
Allstate Corp.	69,009	13,732,101
Health care: 12.19%
Biotechnology: 4.58%
Exelixis, Inc.†	303,241	12,542,048
Regeneron Pharmaceuticals, Inc.	10,282	7,623,589
United Therapeutics Corp.†	29,732	13,958,877
		34,124,514
Health care equipment & supplies: 1.82%
Edwards Lifesciences Corp.†	166,795	13,570,441
Health care providers & services: 3.74%
Cencora, Inc.	43,408	15,593,022
Tenet Healthcare Corp.†	64,609	12,229,191
		27,822,213
Pharmaceuticals: 2.05%
Bristol-Myers Squibb Co.	277,663	15,285,348
Industrials: 7.68%
Building products: 1.02%
Owens Corning	63,480	7,607,443
Construction & engineering: 2.03%
EMCOR Group, Inc.	20,911	15,071,185
Ground transportation: 1.33%
Uber Technologies, Inc.†	123,642	9,897,542
Passenger airlines: 1.79%
United Airlines Holdings, Inc.†	130,397	13,342,221
Professional services: 1.51%
Leidos Holdings, Inc.	59,846	11,267,805
Information technology: 32.44%
Communications equipment: 2.22%
Arista Networks, Inc.†	116,947	16,576,068
Electronic equipment, instruments & components: 4.23%
Amphenol Corp. Class A	109,129	15,723,306
TD SYNNEX Corp.	99,348	15,763,547
		31,486,853
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
IT services: 2.73%
Okta, Inc.†	102,442	$8,654,300
Twilio, Inc. Class A†	97,112	11,698,112
		20,352,412
Semiconductors & semiconductor equipment: 10.94%
Broadcom, Inc.	97,205	32,204,017
KLA Corp.	14,082	20,108,251
Lam Research Corp.	85,879	20,049,311
QUALCOMM, Inc.	60,139	9,116,471
		81,478,050
Software: 6.39%
Atlassian Corp. Class A†	65,255	7,711,836
Microsoft Corp.	76,086	32,739,045
Nutanix, Inc. Class A†	181,600	7,142,328
		47,593,209
Technology hardware, storage & peripherals: 5.93%
Apple, Inc.	125,419	32,543,722
Dell Technologies, Inc. Class C	101,299	11,592,657
		44,136,379
Materials: 1.24%
Chemicals: 1.24%
CF Industries Holdings, Inc.	98,781	9,209,353
Real estate: 2.63%
Health care REITs: 1.84%
Omega Healthcare Investors, Inc.	311,758	13,679,941
Specialized REITs: 0.79%
Weyerhaeuser Co.	227,800	5,872,684
Total common stocks (Cost $467,605,679)		724,980,355

		Yield
Short-term investments: 2.48%
Investment companies: 2.48%
Allspring Government Money Market Fund Select Class♠∞		3.63%	18,477,149	18,477,149
Total short-term investments (Cost $18,477,149)				18,477,149
Total investments in securities (Cost $486,082,828)	99.83%			743,457,504
Other assets and liabilities, net	0.17			1,263,540
Total net assets	100.00%			$744,721,044

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Large Cap Core Fund

Portfolio of investments—January 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,074,599	$51,521,703	$(36,119,153)	$0	$0	$18,477,149	18,477,149	$216,314
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	46	3-20-2026	$15,930,432	$16,021,225	$90,793	$0
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 5

Statement of assets and liabilities—January 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $467,605,679)	$724,980,355
Investments in affiliated securities, at value (cost $18,477,149)	18,477,149
Cash	4
Cash at broker segregated for futures contracts	1,366,117
Receivable for Fund shares sold	376,879
Receivable for dividends	325,106
Prepaid expenses and other assets	69,036
Total assets	745,594,646
Liabilities
Management fee payable	367,180
Payable for Fund shares redeemed	182,633
Administration fees payable	113,557
Shareholder servicing fees payable	102,208
Payable for daily variation margin on open futures contracts	62,100
Distribution fees payable	4,865
Accrued expenses and other liabilities	41,059
Total liabilities	873,602
Total net assets	$744,721,044
Net assets consist of
Paid-in capital	$475,202,468
Total distributable earnings	269,518,576
Total net assets	$744,721,044
Computation of net asset value and offering price per share
Net assets–Class A	$455,118,941
Shares outstanding–Class A1	23,374,980
Net asset value per share–Class A	$19.47
Maximum offering price per share – Class A2	$20.66
Net assets–Class C	$7,329,179
Shares outstanding–Class C1	397,759
Net asset value per share–Class C	$18.43
Net assets–Class R6	$4,128,421
Shares outstanding–Class R6[1]	209,926
Net asset value per share–Class R6	$19.67
Net assets–Institutional Class	$278,144,503
Shares outstanding–Institutional Class[1]	14,095,202
Net asset value per share–Institutional Class	$19.73
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Cap Core Fund

Statement of operations—six months ended January 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends	$3,390,031
Income from affiliated securities	216,314
Interest	57,536
Total investment income	3,663,881
Expenses
Management fee	2,446,664
Administration fees
Class A	459,598
Class C	7,262
Class R6	700
Administrator Class	326 [1]
Institutional Class	152,183
Shareholder servicing fees
Class A	574,498
Class C	9,075
Administrator Class	613 [1]
Distribution fees
Class C	27,213
Custody and accounting fees	5,392
Professional fees	27,752
Registration fees	49,471
Shareholder report expenses	24,037
Trustees’ fees and expenses	5,217
Other fees and expenses	9,335
Total expenses	3,799,336
Less: Fee waivers and/or expense reimbursements
Fund-level	(382,119)
Class A	(79,625)
Class C	(1)
Institutional Class	(90,410)
Net expenses	3,247,181
Net investment income	416,700
1 For the period from August 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 7

Statement of operations—six months ended January 31, 2026 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	$26,713,178
Futures contracts	800,627
Net realized gains on investments	27,513,805
Net change in unrealized gains (losses) on
Unaffiliated securities	24,243,690
Futures contracts	8,405
Net change in unrealized gains (losses) on investments	24,252,095
Net realized and unrealized gains (losses) on investments	51,765,900
Net increase in net assets resulting from operations	$52,182,600
The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Cap Core Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025
Operations
Net investment income		$416,700		$1,419,256
Net realized gains on investments		27,513,805		60,292,458
Net change in unrealized gains (losses) on investments		24,252,095		34,329,857
Net increase in net assets resulting from operations		52,182,600		96,041,571
Distributions to shareholders from
Net investment income and net realized gains
Class A		(32,725,111)		(48,280,741)
Class C		(554,223)		(730,612)
Class R6		(374,941)		(445,351)
Administrator Class		0 [1]		(234,516)
Institutional Class		(19,341,286)		(13,187,081)
Total distributions to shareholders		(52,995,561)		(62,878,301)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	488,168	9,683,001	818,423	14,924,977
Class C	121,661	2,341,120	53,713	922,932
Class R6	46,965	974,035	55,695	1,006,562
Administrator Class	1,791 [1]	37,142 [1]	22,489	422,399
Institutional Class	6,763,283	136,282,090	2,018,714	36,712,909
		149,317,388		53,989,779
Reinvestment of distributions
Class A	1,644,634	31,497,838	2,549,246	46,281,476
Class C	30,443	551,942	41,861	727,543
Class R6	6,107	118,581	4,358	80,085
Administrator Class	0 [1]	0 [1]	12,461	233,421
Institutional Class	989,648	19,266,180	710,092	13,073,290
		51,434,541		60,395,815
Payment for shares redeemed
Class A	(1,390,533)	(27,860,700)	(2,610,281)	(47,289,826)
Class C	(79,364)	(1,517,319)	(126,843)	(2,183,199)
Class R6	(41,632)	(824,363)	(32,913)	(596,427)
Administrator Class	(1,229)[1]	(25,841)[1]	(39,644)	(712,628)
Institutional Class	(872,283)	(17,762,128)	(1,395,686)	(25,302,922)
		(47,990,351)		(76,085,002)
1 For the period from August 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025
	Shares		Shares
Share conversions
Administrator Class	(99,003)[2]	$(2,085,005)[2]	0	$0
Institutional Class	100,695 [2]	2,085,005 [2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		152,761,578		38,300,592
Total increase in net assets		151,948,617		71,463,862
Net assets
Beginning of period		592,772,427		521,308,565
End of period		$744,721,044		$592,772,427
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Cap Core Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.46	$18.39	$16.49	$15.85	$18.77	$15.71
Net investment income	0.00 [1,2]	0.03 [2]	0.06 [2]	0.10 [2]	0.09	0.08 [2]
Net realized and unrealized gains (losses) on investments	1.50	3.31	3.17	2.21	(0.55)	5.33
Total from investment operations	1.50	3.34	3.23	2.31	(0.46)	5.41
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.09)	(0.12)	(0.04)	(0.15)
Net realized gains	(1.48)	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)
Total distributions to shareholders	(1.49)	(2.27)	(1.33)	(1.67)	(2.46)	(2.35)
Net asset value, end of period	$19.47	$19.46	$18.39	$16.49	$15.85	$18.77
Total return[3]	7.85%	19.07%	21.20%	16.41%	(3.66)%	37.90%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.20%	1.21%	1.22%	1.20%	1.23%
Net expenses	1.04%	1.03%	1.04%	1.05%	1.06%	1.06%
Net investment income	0.01%	0.19%	0.37%	0.66%	0.52%	0.49%
Supplemental data
Portfolio turnover rate	22%	41%	31%	26%	31%	46%
Net assets, end of period (000s omitted)	$455,119	$440,503	$402,315	$353,855	$330,584	$366,731

[1]	Amount is less than $0.005.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.55	$17.74	$15.98	$15.40	$18.39	$15.41
Net investment loss	(0.08)[1]	(0.10)[1]	(0.06)[1]	(0.11)[1]	(0.05)[1]	(0.04)[1]
Net realized and unrealized gains (losses) on investments	1.44	3.16	3.06	2.24	(0.52)	5.23
Total from investment operations	1.36	3.06	3.00	2.13	(0.57)	5.19
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.01)
Net realized gains	(1.48)	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)
Total distributions to shareholders	(1.48)	(2.25)	(1.24)	(1.55)	(2.42)	(2.21)
Net asset value, end of period	$18.43	$18.55	$17.74	$15.98	$15.40	$18.39
Total return[2]	7.46%	18.09%	20.28%	15.55%	(4.39)%	36.87%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.94%	1.94%	1.96%	1.94%	1.98%
Net expenses	1.82%	1.82%	1.82%	1.83%	1.83%	1.83%
Net investment loss	(0.78)%	(0.59)%	(0.35)%	(0.07)%	(0.27)%	(0.25)%
Supplemental data
Portfolio turnover rate	22%	41%	31%	26%	31%	46%
Net assets, end of period (000s omitted)	$7,329	$6,031	$6,319	$11,285	$18,081	$28,335

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Cap Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.68	$18.58	$16.65	$15.99	$18.91	$15.81
Net investment income	0.04 [1]	0.10 [1]	0.13 [1]	0.16 [1]	0.17	0.16
Net realized and unrealized gains (losses) on investments	1.52	3.35	3.20	2.23	(0.55)	5.36
Total from investment operations	1.56	3.45	3.33	2.39	(0.38)	5.52
Distributions to shareholders from
Net investment income	(0.09)	(0.10)	(0.16)	(0.18)	(0.12)	(0.22)
Net realized gains	(1.48)	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)
Total distributions to shareholders	(1.57)	(2.35)	(1.40)	(1.73)	(2.54)	(2.42)
Net asset value, end of period	$19.67	$19.68	$18.58	$16.65	$15.99	$18.91
Total return[2]	8.09%	19.50%	21.65%	16.92%	(3.25)%	38.47%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.78%	0.79%	0.79%	0.77%	0.80%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.39%	0.57%	0.78%	1.09%	0.92%	0.92%
Supplemental data
Portfolio turnover rate	22%	41%	31%	26%	31%	46%
Net assets, end of period (000s omitted)	$4,128	$3,907	$3,183	$3,442	$4,535	$5,928

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.73	$18.60	$16.67	$16.01	$18.93	$15.83
Net investment income	0.04 [1]	0.10 [1]	0.12 [1]	0.16 [1]	0.16	0.19
Net realized and unrealized gains (losses) on investments	1.52	3.36	3.20	2.23	(0.55)	5.33
Total from investment operations	1.56	3.46	3.32	2.39	(0.39)	5.52
Distributions to shareholders from
Net investment income	(0.08)	(0.08)	(0.15)	(0.18)	(0.11)	(0.22)
Net realized gains	(1.48)	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)
Total distributions to shareholders	(1.56)	(2.33)	(1.39)	(1.73)	(2.53)	(2.42)
Net asset value, end of period	$19.73	$19.73	$18.60	$16.67	$16.01	$18.93
Total return[2]	8.01%	19.54%	21.59%	16.89%	(3.27)%	38.42%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.88%	0.89%	0.89%	0.87%	0.90%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	0.35%	0.55%	0.73%	1.05%	0.91%	0.90%
Supplemental data
Portfolio turnover rate	22%	41%	31%	26%	31%	46%
Net assets, end of period (000s omitted)	$278,145	$140,356	$107,542	$90,779	$106,846	$132,167

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Large Cap Core Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Allspring Large Cap Core Fund | 15

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2026, the aggregate cost of all investments for federal income tax purposes was $486,458,404 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$281,962,244
Gross unrealized losses	(24,872,351)
Net unrealized gains	$257,089,893
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Large Cap Core Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$82,583,976	$0	$0	$82,583,976
Consumer discretionary	58,419,440	0	0	58,419,440
Consumer staples	40,167,296	0	0	40,167,296
Energy	32,754,518	0	0	32,754,518
Financials	92,681,464	0	0	92,681,464
Health care	90,802,516	0	0	90,802,516
Industrials	57,186,196	0	0	57,186,196
Information technology	241,622,971	0	0	241,622,971
Materials	9,209,353	0	0	9,209,353
Real estate	19,552,625	0	0	19,552,625
Short-term investments
Investment companies	18,477,149	0	0	18,477,149
	743,457,504	0	0	743,457,504
Futures contracts	90,793	0	0	90,793
Total assets	$743,548,297	$0	$0	$743,548,297
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2026, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Allspring Large Cap Core Fund | 17

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.07%
Class C	1.82
Class R6	0.65
Institutional Class	0.67
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2026, Allspring Funds Distributor received $1,854 from the sale of Class A shares and $153 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2026 were $232,971,863 and $147,988,488, respectively.
18 | Allspring Large Cap Core Fund

Notes to financial statements (unaudited)
6.DERIVATIVE TRANSACTIONS
During the six months ended January 31, 2026, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $8,030,571 in long futures contracts during the six months ended January 31, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2026, there were no borrowings by the Fund under the agreement.
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
Allspring Large Cap Core Fund | 19

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

20 | Allspring Large Cap Core Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Large Cap Core Fund | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4314 01-26

Allspring Large Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
January 31, 2026

Allspring Large Cap Growth Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.04%
Communication services: 14.92%
Entertainment: 3.53%
Netflix, Inc.†	234,181	$19,551,772
Spotify Technology SA†	27,999	14,009,299
		33,561,071
Interactive media & services: 11.39%
Alphabet, Inc. Class A	189,962	64,207,156
Meta Platforms, Inc. Class A	53,379	38,246,053
Reddit, Inc. Class A†	33,054	5,958,645
		108,411,854
Consumer discretionary: 12.79%
Broadline retail: 8.90%
Amazon.com, Inc.†	278,880	66,735,984
MercadoLibre, Inc.†	8,368	17,972,707
		84,708,691
Hotels, restaurants & leisure: 3.89%
Booking Holdings, Inc.	3,373	16,871,206
DoorDash, Inc. Class A†	98,390	20,132,562
		37,003,768
Financials: 8.06%
Capital markets: 3.28%
KKR & Co., Inc.	114,465	13,078,771
S&P Global, Inc.	34,321	18,114,281
		31,193,052
Financial services: 3.41%
Mastercard, Inc. Class A	17,245	9,291,433
Visa, Inc. Class A	72,026	23,180,128
		32,471,561
Insurance: 1.37%
Progressive Corp.	62,948	13,093,184
Health care: 11.30%
Biotechnology: 3.09%
Alnylam Pharmaceuticals, Inc.†	27,178	9,187,795
argenx SE ADR†	24,003	20,174,521
		29,362,316
Health care equipment & supplies: 3.88%
Boston Scientific Corp.†	128,852	12,051,528
Edwards Lifesciences Corp.†	199,476	16,229,367
Intuitive Surgical, Inc.†	17,233	8,689,223
		36,970,118
The accompanying notes are an integral part of these financial statements.
2 | Allspring Large Cap Growth Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Health care providers & services: 2.57%
McKesson Corp.	29,414	$24,449,211
Pharmaceuticals: 1.76%
AstraZeneca PLC ADR	180,831	16,775,692
Industrials: 13.27%
Aerospace & defense: 4.70%
General Electric Co.	88,366	27,109,805
Howmet Aerospace, Inc.	84,509	17,584,633
		44,694,438
Building products: 2.26%
Johnson Controls International PLC	180,497	21,526,072
Construction & engineering: 4.70%
EMCOR Group, Inc.	29,763	21,451,087
Quanta Services, Inc.	49,043	23,277,279
		44,728,366
Electrical equipment: 1.61%
Vertiv Holdings Co. Class A	82,293	15,321,311
Information technology: 38.70%
Communications equipment: 4.08%
Arista Networks, Inc.†	173,211	24,550,927
Motorola Solutions, Inc.	35,540	14,306,272
		38,857,199
IT services: 1.27%
Snowflake, Inc.†	62,532	12,049,916
Semiconductors & semiconductor equipment: 15.29%
Broadcom, Inc.	153,189	50,751,516
NVIDIA Corp.	495,982	94,797,039
		145,548,555
Software: 12.01%
Cadence Design Systems, Inc.†	49,276	14,603,436
Microsoft Corp.	188,287	81,018,013
Oracle Corp.	113,331	18,652,016
		114,273,465
Technology hardware, storage & peripherals: 6.05%
Apple, Inc.	221,993	57,602,744
Total common stocks (Cost $414,001,395)		942,602,584
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.02%
Investment companies: 1.02%
Allspring Government Money Market Fund Select Class♠∞		3.63%	9,731,437	$9,731,437
Total short-term investments (Cost $9,731,437)				9,731,437
Total investments in securities (Cost $423,732,832)	100.06%			952,334,021
Other assets and liabilities, net	(0.06)			(595,693)
Total net assets	100.00%			$951,738,328

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,403,096	$78,095,089	$(76,766,748)	$0	$0	$9,731,437	9,731,437	$165,303
The accompanying notes are an integral part of these financial statements.
4 | Allspring Large Cap Growth Fund

Statement of assets and liabilities—January 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $414,001,395)	$942,602,584
Investments in affiliated securities, at value (cost $9,731,437)	9,731,437
Cash	356
Receivable for Fund shares sold	320,212
Receivable for dividends	46,720
Prepaid expenses and other assets	52,734
Total assets	952,754,043
Liabilities
Management fee payable	461,558
Payable for Fund shares redeemed	188,784
Shareholder servicing fees payable	173,557
Administration fees payable	147,747
Accrued expenses and other liabilities	44,069
Total liabilities	1,015,715
Total net assets	$951,738,328
Net assets consist of
Paid-in capital	$390,871,283
Total distributable earnings	560,867,045
Total net assets	$951,738,328
Computation of net asset value and offering price per share
Net assets–Class A	$736,824,189
Shares outstanding–Class A1	19,129,203
Net asset value per share–Class A	$38.52
Maximum offering price per share – Class A2	$40.87
Net assets–Class R6	$95,438,299
Shares outstanding–Class R6[1]	2,153,515
Net asset value per share–Class R6	$44.32
Net assets–Administrator Class	$42,337,251
Shares outstanding–Administrator Class[1]	1,048,432
Net asset value per share–Administrator Class	$40.38
Net assets–Institutional Class	$77,138,589
Shares outstanding–Institutional Class[1]	1,777,375
Net asset value per share–Institutional Class	$43.40
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 5

Statement of operations—six months ended January 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends	$2,673,302
Income from affiliated securities	165,303
Interest	387
Total investment income	2,838,992
Expenses
Management fee	3,532,774
Administration fees
Class A	789,181
Class C	2,812 [1]
Class R6	16,158
Administrator Class	29,958
Institutional Class	53,946
Shareholder servicing fees
Class A	986,429
Class C	3,515 [1]
Administrator Class	57,546
Distribution fee
Class C	10,467 [1]
Custody and accounting fees	15,696
Professional fees	27,906
Registration fees	49,333
Shareholder report expenses	24,486
Trustees’ fees and expenses	7,428
Other fees and expenses	11,872
Total expenses	5,619,507
Less: Fee waivers and/or expense reimbursements
Fund-level	(736,558)
Class A	(254,809)
Administrator Class	(2,995)
Net expenses	4,625,145
Net investment loss	(1,786,153)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	67,668,593
Net change in unrealized gains (losses) on investments	(73,770,981)
Net realized and unrealized gains (losses) on investments	(6,102,388)
Net decrease in net assets resulting from operations	$(7,888,541)
1 For the period from August 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025
Operations
Net investment loss		$(1,786,153)		$(4,247,083)
Net realized gains on investments		67,668,593		204,992,519
Net change in unrealized gains (losses) on investments		(73,770,981)		11,122,742
Net increase (decrease) in net assets resulting from operations		(7,888,541)		211,868,178
Distributions to shareholders from
Net investment income and net realized gains
Class A		(104,569,812)		(100,853,463)
Class C		0 [1]		(1,167,840)
Class R6		(12,556,357)		(13,072,970)
Administrator Class		(5,836,299)		(5,813,608)
Institutional Class		(9,874,330)		(10,106,676)
Total distributions to shareholders		(132,836,798)		(131,014,557)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	137,940	6,023,935	353,784	14,488,196
Class C	2,782 [1]	87,851 [1]	27,347	800,667
Class R6	64,281	3,233,116	286,551	12,841,704
Administrator Class	6,388	295,601	34,386	1,521,576
Institutional Class	105,915	4,965,375	1,175,233	54,966,688
		14,605,878		84,618,831
Reinvestment of distributions
Class A	2,626,867	101,449,599	2,378,701	98,192,788
Class C	0 [1]	0 [1]	40,606	1,167,840
Class R6	281,249	12,490,272	265,116	12,314,656
Administrator Class	144,129	5,834,354	135,158	5,811,775
Institutional Class	223,856	9,737,714	217,598	9,935,515
		129,511,939		127,422,574
Payment for shares redeemed
Class A	(1,119,111)	(48,701,820)	(2,266,505)	(93,724,784)
Class C	(7,444)[1]	(239,077)[1]	(119,223)	(3,435,585)
Class R6	(331,935)	(16,067,360)	(616,091)	(28,065,655)
Administrator Class	(81,823)	(3,653,002)	(940,267)	(43,220,363)
Institutional Class	(210,397)	(10,012,444)	(1,520,883)	(71,636,529)
		(78,673,703)		(240,082,916)
1 For the period from August 1, 2025 to November 14, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025
	Shares		Shares
Share conversions
Class A	100,206 [2]	$4,596,872 [2]	0	$0
Class C	(144,941)[2]	(4,596,872)[2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		65,444,114		(28,041,511)
Total increase (decrease) in net assets		(75,281,225)		52,812,110
Net assets
Beginning of period		1,027,019,553		974,207,443
End of period		$951,738,328		$1,027,019,553
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$45.13	$41.87	$39.13	$37.58	$55.05	$49.63
Net investment loss	(0.09)[1]	(0.21)[1]	(0.20)[1]	(0.08)[1]	(0.24)[1]	(0.25)
Net realized and unrealized gains (losses) on investments	(0.32)	9.70	10.08	5.15	(9.43)	12.60
Total from investment operations	(0.41)	9.49	9.88	5.07	(9.67)	12.35
Distributions to shareholders from
Net realized gains	(6.20)	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)
Net asset value, end of period	$38.52	$45.13	$41.87	$39.13	$37.58	$55.05
Total return[2]	(0.94)%	24.04%	29.36%	15.86%	(20.79)%	27.25%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.17%	1.18%	1.19%	1.17%	1.17%
Net expenses	0.96%	0.97%	1.03%	1.06%	1.04%	1.05%
Net investment loss	(0.40)%	(0.50)%	(0.52)%	(0.24)%	(0.52)%	(0.53)%
Supplemental data
Portfolio turnover rate	12%	44%	29%	51%	43%	39%
Net assets, end of period (000s omitted)	$736,824	$784,483	$708,313	$516,771	$492,177	$688,523

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$50.89	$46.36	$42.45	$40.28	$58.26	$51.95
Net investment income (loss)	(0.01)[1]	(0.06)[1]	(0.06)[1]	0.09 [1]	(0.06)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	(0.36)	10.82	11.11	5.60	(10.12)	13.32
Total from investment operations	(0.37)	10.76	11.05	5.69	(10.18)	13.24
Distributions to shareholders from
Net realized gains	(6.20)	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)
Net asset value, end of period	$44.32	$50.89	$46.36	$42.45	$40.28	$58.26
Total return[2]	(0.75)%	24.49%	29.87%	16.37%	(20.49)%	27.76%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.75%	0.76%	0.76%	0.74%	0.74%
Net expenses	0.60%	0.60%	0.64%	0.65%	0.65%	0.65%
Net investment income (loss)	(0.05)%	(0.13)%	(0.13)%	0.24%	(0.13)%	(0.13)%
Supplemental data
Portfolio turnover rate	12%	44%	29%	51%	43%	39%
Net assets, end of period (000s omitted)	$95,438	$108,911	$102,190	$57,583	$216,150	$377,470

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$47.01	$43.37	$40.26	$38.51	$56.18	$50.47
Net investment loss	(0.09)[1]	(0.21)[1]	(0.18)[1]	(0.05)[1]	(0.20)	(0.23)
Net realized and unrealized gains (losses) on investments	(0.34)	10.08	10.43	5.32	(9.67)	12.87
Total from investment operations	(0.43)	9.87	10.25	5.27	(9.87)	12.64
Distributions to shareholders from
Net realized gains	(6.20)	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)
Net asset value, end of period	$40.38	$47.01	$43.37	$40.26	$38.51	$56.18
Total return[2]	(0.94)%	24.09%	29.46%	16.00%	(20.72)%	27.38%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.10%	1.11%	1.11%	1.09%	1.09%
Net expenses	0.94%	0.94%	0.95%	0.95%	0.95%	0.95%
Net investment loss	(0.39)%	(0.48)%	(0.44)%	(0.13)%	(0.42)%	(0.43)%
Supplemental data
Portfolio turnover rate	12%	44%	29%	51%	43%	39%
Net assets, end of period (000s omitted)	$42,337	$46,055	$75,915	$62,059	$60,062	$85,825

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$49.99	$45.68	$41.96	$39.90	$57.83	$51.67
Net investment income (loss)	(0.04)[1]	(0.10)[1]	(0.10)[1]	0.03 [1]	(0.11)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	(0.35)	10.64	10.96	5.55	(10.02)	13.21
Total from investment operations	(0.39)	10.54	10.86	5.58	(10.13)	13.09
Distributions to shareholders from
Net realized gains	(6.20)	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)
Net asset value, end of period	$43.40	$49.99	$45.68	$41.96	$39.90	$57.83
Total return[2]	(0.80)%	24.36%	29.75%	16.24%	(20.57)%	27.61%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%	0.86%	0.86%	0.84%	0.84%
Net expenses	0.70%	0.70%	0.74%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.15)%	(0.23)%	(0.23)%	0.08%	(0.22)%	(0.23)%
Supplemental data
Portfolio turnover rate	12%	44%	29%	51%	43%	39%
Net assets, end of period (000s omitted)	$77,139	$82,891	$81,579	$35,055	$43,622	$77,917

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Cap Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Large Cap Growth Fund | 13

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2026, the aggregate cost of all investments for federal income tax purposes was $425,105,745 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$536,875,892
Gross unrealized losses	(9,647,616)
Net unrealized gains	$527,228,276
As of July 31, 2025, the Fund had current year deferred post-October capital losses and a qualified late-year ordinary loss which were both recognized on the first day of the current fiscal year in the following amounts:
Deferred post-October capital losses
Short-Term	Late-Year Ordinary Loss Deferred
$1,963,811	$2,322,583
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Large Cap Growth Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$141,972,925	$0	$0	$141,972,925
Consumer discretionary	121,712,459	0	0	121,712,459
Financials	76,757,797	0	0	76,757,797
Health care	107,557,337	0	0	107,557,337
Industrials	126,270,187	0	0	126,270,187
Information technology	368,331,879	0	0	368,331,879
Short-term investments
Investment companies	9,731,437	0	0	9,731,437
Total assets	$952,334,021	$0	$0	$952,334,021
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2026, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Large Cap Growth Fund | 15

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.02%
Class R6	0.60
Administrator Class	0.94
Institutional Class	0.70
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2026, Allspring Funds Distributor received $2,683 from the sale of Class A shares and $286 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2026 were $124,145,848 and $183,367,744, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
16 | Allspring Large Cap Growth Fund

Notes to financial statements (unaudited)
For the six months ended January 31, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any Sector may be more affected by changes in that Sector than would be a fund whose investments are not heavily weighted in any Sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
Allspring Large Cap Growth Fund | 17

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring Large Cap Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Large Cap Growth Fund | 19

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3354 01-26

Allspring Premier Large Company Growth Fund
Long Form Financial Statements
Semi-Annual Report
January 31, 2026

Allspring Premier Large Company Growth Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.53%
Communication services: 12.13%
Entertainment: 5.66%
Live Nation Entertainment, Inc.†	114,714	$16,685,151
Netflix, Inc.†	178,560	14,907,974
Spotify Technology SA†	23,867	11,941,854
Take-Two Interactive Software, Inc.†	59,439	13,094,412
TKO Group Holdings, Inc. Class A	94,310	19,105,320
		75,734,711
Interactive media & services: 6.47%
Alphabet, Inc. Class A	224,031	75,722,478
Reddit, Inc. Class A†	60,160	10,845,043
		86,567,521
Consumer discretionary: 14.25%
Automobiles: 0.88%
Ferrari NV	35,556	11,846,193
Broadline retail: 5.79%
Amazon.com, Inc.†	258,501	61,859,289
MercadoLibre, Inc.†	7,285	15,646,650
		77,505,939
Hotels, restaurants & leisure: 5.54%
Booking Holdings, Inc.	3,763	18,821,924
DoorDash, Inc. Class A†	117,356	24,013,385
Hilton Worldwide Holdings, Inc.	59,219	17,677,463
Viking Holdings Ltd.†	188,166	13,576,177
		74,088,949
Specialty retail: 2.04%
AutoZone, Inc.†	3,134	11,609,245
Carvana Co. Class A†	38,980	15,635,268
		27,244,513
Consumer staples: 1.60%
Consumer staples distribution & retail: 1.60%
Walmart, Inc.	179,288	21,360,373
Financials: 3.26%
Capital markets: 2.29%
Coinbase Global, Inc. Class A†	14,886	2,898,900
LPL Financial Holdings, Inc.	29,383	10,710,103
Robinhood Markets, Inc. Class A†	171,815	17,092,156
		30,701,159
The accompanying notes are an integral part of these financial statements.
2 | Allspring Premier Large Company Growth Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Financial services: 0.97%
Affirm Holdings, Inc.†	156,275	$9,423,383
Mastercard, Inc. Class A	6,656	3,586,186
		13,009,569
Health care: 12.39%
Biotechnology: 4.02%
Alnylam Pharmaceuticals, Inc.†	33,079	11,182,687
argenx SE ADR†	16,932	14,231,346
Bridgebio Pharma, Inc.†	184,551	14,260,256
Natera, Inc.†	60,996	14,098,615
		53,772,904
Health care equipment & supplies: 1.24%
Boston Scientific Corp.†	37,039	3,464,257
Edwards Lifesciences Corp.†	161,441	13,134,840
		16,599,097
Health care providers & services: 2.60%
Cencora, Inc.	48,982	17,595,314
McKesson Corp.	20,684	17,192,748
		34,788,062
Pharmaceuticals: 4.53%
AstraZeneca PLC ADR	188,941	17,528,057
Eli Lilly & Co.	41,617	43,163,071
		60,691,128
Industrials: 14.38%
Aerospace & defense: 3.86%
Axon Enterprise, Inc.†	23,248	11,242,268
General Electric Co.	73,193	22,454,880
Howmet Aerospace, Inc.	86,225	17,941,698
		51,638,846
Building products: 1.59%
Johnson Controls International PLC	178,649	21,305,680
Commercial services & supplies: 1.19%
Rollins, Inc.	250,055	15,838,484
Construction & engineering: 3.02%
Comfort Systems USA, Inc.	18,503	21,132,276
Quanta Services, Inc.	40,644	19,290,862
		40,423,138
Electrical equipment: 2.51%
GE Vernova, Inc.	24,533	17,820,035
Vertiv Holdings Co. Class A	84,665	15,762,930
		33,582,965
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Machinery: 0.81%
Symbotic, Inc. Class A†	199,737	$10,859,700
Professional services: 1.40%
UL Solutions, Inc. Class A	267,221	18,766,931
Information technology: 39.29%
Communications equipment: 1.43%
Arista Networks, Inc.†	134,902	19,121,009
Electronic equipment, instruments & components: 2.69%
Amphenol Corp. Class A	155,021	22,335,426
Teledyne Technologies, Inc.†	21,954	13,618,066
		35,953,492
IT services: 3.19%
Cloudflare, Inc. Class A†	68,865	12,213,208
Shopify, Inc. Class A†	135,720	17,810,536
Snowflake, Inc.†	65,899	12,698,737
		42,722,481
Semiconductors & semiconductor equipment: 20.51%
Astera Labs, Inc.†	59,405	8,947,581
Broadcom, Inc.	190,982	63,272,337
KLA Corp.	12,080	17,249,515
Micron Technology, Inc.	18,550	7,696,024
Monolithic Power Systems, Inc.	20,404	22,937,157
NVIDIA Corp.	661,909	126,510,667
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	84,184	27,827,863
		274,441,144
Software: 10.83%
AppLovin Corp. Class A†	35,181	16,644,483
Cadence Design Systems, Inc.†	41,365	12,258,931
Fair Isaac Corp.†	9,015	13,190,477
Microsoft Corp.	211,465	90,991,275
Oracle Corp.	72,434	11,921,188
		145,006,354
Technology hardware, storage & peripherals: 0.64%
Sandisk Corp.†	14,963	8,622,429
Materials: 1.27%
Construction materials: 1.27%
Vulcan Materials Co.	56,780	17,064,661
Utilities: 0.96%
Independent power and renewable electricity producers: 0.96%
Vistra Corp.	81,211	12,859,762
Total common stocks (Cost $811,080,638)		1,332,117,194
The accompanying notes are an integral part of these financial statements.
4 | Allspring Premier Large Company Growth Fund

Portfolio of investments—January 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.61%
Investment companies: 0.61%
Allspring Government Money Market Fund Select Class♠∞		3.63%	8,138,641	$8,138,641
Total short-term investments (Cost $8,138,641)				8,138,641
Total investments in securities (Cost $819,219,279)	100.14%			1,340,255,835
Other assets and liabilities, net	(0.14)			(1,840,679)
Total net assets	100.00%			$1,338,415,156

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$35,955,183	$269,701,356	$(297,517,898)	$0	$0	$8,138,641	8,138,641	$315,447
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 5

Statement of assets and liabilities—January 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $811,080,638)	$1,332,117,194
Investments in affiliated securities, at value (cost $8,138,641)	8,138,641
Cash	33
Receivable for Fund shares sold	264,462
Receivable for dividends	103,968
Prepaid expenses and other assets	60,824
Total assets	1,340,685,122
Liabilities
Payable for Fund shares redeemed	999,733
Management fee payable	747,379
Shareholder servicing fees payable	252,821
Administration fees payable	223,406
Accrued expenses and other liabilities	46,627
Total liabilities	2,269,966
Total net assets	$1,338,415,156
Net assets consist of
Paid-in capital	$736,048,574
Total distributable earnings	602,366,582
Total net assets	$1,338,415,156
Computation of net asset value and offering price per share
Net assets–Class A	$1,093,859,318
Shares outstanding–Class A1	118,586,075
Net asset value per share–Class A	$9.22
Maximum offering price per share – Class A2	$9.78
Net assets–Class R6	$40,910,164
Shares outstanding–Class R6[1]	3,402,738
Net asset value per share–Class R6	$12.02
Net assets–Administrator Class	$22,699,958
Shares outstanding–Administrator Class[1]	2,262,516
Net asset value per share–Administrator Class	$10.03
Net assets–Institutional Class	$180,945,716
Shares outstanding–Institutional Class[1]	15,340,095
Net asset value per share–Institutional Class	$11.80
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Premier Large Company Growth Fund

Statement of operations—six months ended January 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $34,389)	$2,241,720
Income from affiliated securities	315,447
Interest (net of foreign withholding taxes of $7,804)	44,482
Total investment income	2,601,649
Expenses
Management fee	4,996,225
Administration fees
Class A	1,198,114
Class C	5,553 [1]
Class R6	6,615
Administrator Class	16,366
Institutional Class	133,785
Shareholder servicing fees
Class A	1,497,473
Class C	6,859 [1]
Administrator Class	31,351
Distribution fee
Class C	20,534 [1]
Custody and accounting fees	22,428
Professional fees	29,647
Registration fees	54,136
Shareholder report expenses	37,630
Trustees’ fees and expenses	9,363
Other fees and expenses	6,876
Total expenses	8,072,955
Less: Fee waivers and/or expense reimbursements
Fund-level	(353,536)
Class A	(92,634)
Class R6	(6,083)
Administrator Class	(3,534)
Institutional Class	(79,418)
Net expenses	7,537,750
Net investment loss	(4,936,101)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	171,688,818
Foreign currency and foreign currency translations	(178)
Net realized gains on investments	171,688,640
Net change in unrealized gains (losses) on investments	(174,534,257)
Net realized and unrealized gains (losses) on investments	(2,845,617)
Net decrease in net assets resulting from operations	$(7,781,718)
1 For the period from August 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025
Operations
Net investment loss		$(4,936,101)		$(8,427,494)
Net realized gains on investments		171,688,640		379,057,814
Net change in unrealized gains (losses) on investments		(174,534,257)		12,363,101
Net increase (decrease) in net assets resulting from operations		(7,781,718)		382,993,421
Distributions to shareholders from
Net investment income and net realized gains
Class A		(285,632,615)		(192,874,430)
Class C		0 [1]		(4,949,484)
Class R6		(8,462,667)		(6,344,322)
Administrator Class		(5,630,808)		(4,040,484)
Institutional Class		(39,336,640)		(32,113,468)
Total distributions to shareholders		(339,062,730)		(240,322,188)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,262,571	12,905,195	1,829,628	20,280,793
Class C	21,973 [1]	71,794 [1]	468,350	1,499,241
Class R6	110,262	1,401,584	831,405	10,586,521
Administrator Class	37,450	452,499	171,973	2,123,013
Institutional Class	718,677	9,689,003	6,056,485	83,095,828
		24,520,075		117,585,396
Reinvestment of distributions
Class A	29,103,642	271,245,937	16,230,707	182,595,452
Class C	0 [1]	0 [1]	1,665,850	4,880,942
Class R6	614,274	7,457,286	411,170	5,653,585
Administrator Class	532,681	5,396,059	323,524	3,875,817
Institutional Class	3,230,436	38,474,496	2,208,076	29,919,431
		322,573,778		226,925,227
Payment for shares redeemed
Class A	(9,038,811)	(98,102,559)	(13,308,995)	(149,013,767)
Class C	(324,292)[1]	(1,066,483)[1]	(1,739,689)	(5,711,000)
Class R6	(166,143)	(2,337,893)	(2,867,919)	(38,705,087)
Administrator Class	(222,279)	(2,561,249)	(434,548)	(5,137,911)
Institutional Class	(2,733,536)	(38,020,678)	(9,856,794)	(135,510,673)
		(142,088,862)		(334,078,438)
1 For the period from August 1, 2025 to November 14, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring Premier Large Company Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025
	Shares		Shares
Share conversions
Class A	702,632 [2]	$8,769,755 [2]	0	$0
Class C	(2,716,188)[2]	(8,769,755)[2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		205,004,991		10,432,185
Total increase (decrease) in net assets		(141,839,457)		153,103,418
Net assets
Beginning of period		1,480,254,613		1,327,151,195
End of period		$1,338,415,156		$1,480,254,613
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.34	$11.20	$12.55	$11.54	$19.28	$16.08
Net investment loss	(0.04)[1]	(0.08)[1]	(0.08)[1]	(0.07)[1]	(0.11)[1]	(0.13)[1]
Net realized and unrealized gains (losses) on investments	(0.03)	3.41	2.48	1.08	(3.54)	5.36
Total from investment operations	(0.07)	3.33	2.40	1.01	(3.65)	5.23
Distributions to shareholders from
Net realized gains	(3.05)	(2.19)	(3.75)	0.00	(4.09)	(2.03)
Net asset value, end of period	$9.22	$12.34	$11.20	$12.55	$11.54	$19.28
Total return[2]	(0.81)%	31.67%	26.70%	8.75%	(24.02)%	34.93%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.15%	1.15%	1.15%	1.13%	1.13%
Net expenses	1.09%	1.08%	1.09%	1.09%	1.10%	1.10%
Net investment loss	(0.74)%	(0.68)%	(0.75)%	(0.61)%	(0.75)%	(0.77)%
Supplemental data
Portfolio turnover rate	34%	63%	47%	76%	54%	48%
Net assets, end of period (000s omitted)	$1,093,859	$1,191,800	$1,028,666	$953,527	$1,001,892	$1,501,805

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Premier Large Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.13	$13.27	$14.13	$12.94	$21.03	$17.31
Net investment loss	(0.02)[1]	(0.03)[1]	(0.03)[1]	(0.02)[1]	(0.05)[1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	(0.04)	4.08	2.92	1.21	(3.95)	5.81
Total from investment operations	(0.06)	4.05	2.89	1.19	(4.00)	5.75
Distributions to shareholders from
Net realized gains	(3.05)	(2.19)	(3.75)	0.00	(4.09)	(2.03)
Net asset value, end of period	$12.02	$15.13	$13.27	$14.13	$12.94	$21.03
Total return[2]	(0.58)%	32.22%	27.29%	9.20%	(23.64)%	35.49%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.72%	0.72%	0.70%	0.70%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment loss	(0.30)%	(0.24)%	(0.22)%	(0.17)%	(0.30)%	(0.32)%
Supplemental data
Portfolio turnover rate	34%	63%	47%	76%	54%	48%
Net assets, end of period (000s omitted)	$40,910	$43,041	$59,319	$839,917	$856,050	$1,179,098

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.15	$11.81	$13.02	$11.96	$19.82	$16.47
Net investment loss	(0.04)[1]	(0.07)[1]	(0.07)[1]	(0.06)[1]	(0.11)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	(0.03)	3.60	2.61	1.12	(3.66)	5.50
Total from investment operations	(0.07)	3.53	2.54	1.06	(3.77)	5.38
Distributions to shareholders from
Net realized gains	(3.05)	(2.19)	(3.75)	0.00	(4.09)	(2.03)
Net asset value, end of period	$10.03	$13.15	$11.81	$13.02	$11.96	$19.82
Total return[2]	(0.74)%	31.75%	26.83%	8.86%	(23.96)%	35.02%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.08%	1.08%	1.06%	1.04%	1.05%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment loss	(0.65)%	(0.60)%	(0.66)%	(0.52)%	(0.68)%	(0.67)%
Supplemental data
Portfolio turnover rate	34%	63%	47%	76%	54%	48%
Net assets, end of period (000s omitted)	$22,700	$25,186	$21,898	$20,383	$22,546	$65,665

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Premier Large Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.91	$13.11	$14.01	$12.83	$20.90	$17.22
Net investment loss	(0.03)[1]	(0.04)[1]	(0.04)[1]	(0.03)[1]	(0.06)[1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	(0.03)	4.03	2.89	1.21	(3.92)	5.78
Total from investment operations	(0.06)	3.99	2.85	1.18	(3.98)	5.71
Distributions to shareholders from
Net realized gains	(3.05)	(2.19)	(3.75)	0.00	(4.09)	(2.03)
Net asset value, end of period	$11.80	$14.91	$13.11	$14.01	$12.83	$20.90
Total return[2]	(0.57)%	32.15%	27.24%	9.20%	(23.70)%	35.43%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.83%	0.82%	0.80%	0.80%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment loss	(0.35)%	(0.30)%	(0.36)%	(0.21)%	(0.35)%	(0.37)%
Supplemental data
Portfolio turnover rate	34%	63%	47%	76%	54%	48%
Net assets, end of period (000s omitted)	$180,946	$210,567	$206,024	$266,914	$409,806	$677,437

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
14 | Allspring Premier Large Company Growth Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2026, the aggregate cost of all investments for federal income tax purposes was $822,409,888 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$540,008,934
Gross unrealized losses	(22,162,987)
Net unrealized gains	$517,845,947
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$162,302,232	$0	$0	$162,302,232
Consumer discretionary	190,685,594	0	0	190,685,594
Consumer staples	21,360,373	0	0	21,360,373
Financials	43,710,728	0	0	43,710,728
Health care	165,851,191	0	0	165,851,191
Industrials	192,415,744	0	0	192,415,744
Information technology	525,866,909	0	0	525,866,909
Materials	17,064,661	0	0	17,064,661
Utilities	12,859,762	0	0	12,859,762
Short-term investments
Investment companies	8,138,641	0	0	8,138,641
Total assets	$1,340,255,835	$0	$0	$1,340,255,835
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Premier Large Company Growth Fund | 15

Notes to financial statements (unaudited)
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2026, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.10%
Class R6	0.65
Administrator Class	1.00
Institutional Class	0.70
16 | Allspring Premier Large Company Growth Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2026, Allspring Funds Distributor received $4,616 from the sale of Class A shares and $79 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2026 were $484,615,794 and $596,030,953, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Premier Large Company Growth Fund | 17

Notes to financial statements (unaudited)
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
18 | Allspring Premier Large Company Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Premier Large Company Growth Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Premier Large Company Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4325 01-26

Allspring Special Large Cap Value Fund
Long Form Financial Statements
Semi-Annual Report
January 31, 2026

Allspring Special Large Cap Value Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.44%
Communication services: 5.55%
Interactive media & services: 5.55%
Alphabet, Inc. Class C	341,356	$115,559,247
Consumer discretionary: 9.71%
Automobiles: 1.99%
General Motors Co.	491,820	41,312,880
Broadline retail: 3.36%
Amazon.com, Inc.†	292,250	69,935,425
Specialty retail: 2.94%
Home Depot, Inc.	163,264	61,157,062
Textiles, apparel & luxury goods: 1.42%
NIKE, Inc. Class B	479,728	29,651,987
Consumer staples: 7.17%
Consumer staples distribution & retail: 1.79%
Walmart, Inc.	312,547	37,236,850
Food products: 2.63%
Mondelez International, Inc. Class A	935,777	54,714,881
Personal care products: 2.75%
Unilever PLC ADR	836,868	57,208,296
Energy: 6.25%
Energy equipment & services: 1.68%
Baker Hughes Co. Class A	625,596	35,058,400
Oil, gas & consumable fuels: 4.57%
ConocoPhillips	303,021	31,583,879
Exxon Mobil Corp.	448,668	63,441,655
		95,025,534
Financials: 19.87%
Banks: 5.62%
Bank of America Corp.	1,385,632	73,715,622
Citigroup, Inc.	374,419	43,324,023
		117,039,645
Capital markets: 3.79%
Intercontinental Exchange, Inc.	454,058	78,906,199
Consumer finance: 3.51%
Capital One Financial Corp.	333,743	73,066,355
Financial services: 5.71%
Berkshire Hathaway, Inc. Class B†	136,534	65,608,683
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Large Cap Value Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Financial services(continued)
Rocket Cos., Inc. Class A	824,504	$14,783,357
Visa, Inc. Class A	119,276	38,386,595
		118,778,635
Insurance: 1.24%
Chubb Ltd.	83,111	25,727,841
Health care: 13.83%
Biotechnology: 1.32%
Vertex Pharmaceuticals, Inc.†	58,769	27,615,553
Health care equipment & supplies: 2.05%
Medtronic PLC	413,834	42,608,349
Health care providers & services: 4.98%
Cigna Group	152,972	41,931,155
Labcorp Holdings, Inc.	227,212	61,692,602
		103,623,757
Life sciences tools & services: 2.85%
Danaher Corp.	270,879	59,292,704
Pharmaceuticals: 2.63%
Johnson & Johnson	241,150	54,801,338
Industrials: 13.62%
Aerospace & defense: 1.41%
RTX Corp.	146,513	29,438,857
Building products: 1.05%
Owens Corning	181,645	21,768,337
Electrical equipment: 1.70%
Eaton Corp. PLC	100,994	35,491,312
Ground transportation: 5.10%
Canadian Pacific Kansas City Ltd.	964,853	71,727,172
Union Pacific Corp.	146,373	34,412,292
		106,139,464
Industrial conglomerates: 2.86%
Honeywell International, Inc.	261,848	59,575,657
Trading companies & distributors: 1.50%
AerCap Holdings NV	217,014	31,176,231
Information technology: 11.31%
IT services: 2.79%
Accenture PLC Class A	162,577	42,861,800
International Business Machines Corp.	49,699	15,242,684
		58,104,484
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 4.24%
NXP Semiconductors NV	159,106	$35,980,231
Qnity Electronics, Inc.	227,725	21,902,590
Teradyne, Inc.	125,858	30,338,071
		88,220,892
Software: 4.28%
Cadence Design Systems, Inc.†	149,881	44,418,733
Microsoft Corp.	104,072	44,781,141
		89,199,874
Materials: 5.64%
Chemicals: 1.42%
Sherwin-Williams Co.	83,533	29,624,143
Construction materials: 4.22%
Amrize Ltd.†	1,050,697	55,287,676
Vulcan Materials Co.	107,946	32,442,091
		87,729,767
Real estate: 2.53%
Industrial REITs: 1.62%
Prologis, Inc.	257,827	33,661,893
Real estate management & development: 0.91%
CBRE Group, Inc. Class A†	111,082	18,920,597
Utilities: 3.96%
Electric utilities: 3.96%
NextEra Energy, Inc.	937,657	82,420,050
Total common stocks (Cost $1,592,583,630)		2,069,792,496

		Yield
Short-term investments: 0.73%
Investment companies: 0.73%
Allspring Government Money Market Fund Select Class♠∞		3.63%	15,257,908	15,257,908
Total short-term investments (Cost $15,257,908)				15,257,908
Total investments in securities (Cost $1,607,841,538)	100.17%			2,085,050,404
Other assets and liabilities, net	(0.17)			(3,594,309)
Total net assets	100.00%			$2,081,456,095

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Large Cap Value Fund

Portfolio of investments—January 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$33,285,965	$301,937,063	$(319,965,120)	$0	$0	$15,257,908	15,257,908	$620,355
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 5

Statement of assets and liabilities—January 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,592,583,630)	$2,069,792,496
Investments in affiliated securities, at value (cost $15,257,908)	15,257,908
Cash	426
Receivable for Fund shares sold	1,325,965
Receivable for investments sold	1,227,867
Receivable for dividends	408,193
Prepaid expenses and other assets	135,880
Total assets	2,088,148,735
Liabilities
Payable for Fund shares redeemed	4,317,186
Payable for investments purchased	1,208,826
Management fee payable	658,809
Administration fees payable	241,514
Shareholder servicing fees payable	233,072
Distribution fee payable	64
Accrued expenses and other liabilities	33,169
Total liabilities	6,692,640
Total net assets	$2,081,456,095
Net assets consist of
Paid-in capital	$1,522,571,124
Total distributable earnings	558,884,971
Total net assets	$2,081,456,095
Computation of net asset value and offering price per share
Net assets–Class A	$527,654,253
Shares outstanding–Class A1	35,361,562
Net asset value per share–Class A	$14.92
Maximum offering price per share – Class A2	$15.83
Net assets–Class R6	$411,672,398
Shares outstanding–Class R6[1]	28,408,835
Net asset value per share–Class R6	$14.49
Net assets–Administrator Class	$552,837,430
Shares outstanding–Administrator Class[1]	34,008,297
Net asset value per share–Administrator Class	$16.26
Net assets–Institutional Class	$589,292,014
Shares outstanding–Institutional Class[1]	39,066,100
Net asset value per share–Institutional Class	$15.08
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Large Cap Value Fund

Statement of operations—six months ended January 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $110,941)	$15,637,192
Income from affiliated securities	620,355
Total investment income	16,257,547
Expenses
Management fee	4,125,425
Administration fees
Class A	521,116
Class C	1,655 [1]
Class R6	61,253
Administrator Class	353,637
Institutional Class	427,345
Shareholder servicing fees
Class A	638,474
Class C	2,053 [1]
Administrator Class	676,000
Distribution fee
Class C	6,150 [1]
Custody and accounting fees	37,107
Professional fees	23,841
Registration fees	81,353
Shareholder report expenses	49,836
Trustees’ fees and expenses	9,381
Other fees and expenses	24,527
Total expenses	7,039,153
Less: Fee waivers and/or expense reimbursements
Fund-level	(327,932)
Class A	(32,709)
Class R6	(16,560)
Administrator Class	(139,190)
Institutional Class	(26,710)
Net expenses	6,496,052
Net investment income	9,761,495
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	134,032,859
Foreign currency and foreign currency translations	(680)
Net realized gains on investments	134,032,179
Net change in unrealized gains (losses) on investments	80,162,635
Net realized and unrealized gains (losses) on investments	214,194,814
Net increase in net assets resulting from operations	$223,956,309
1 For the period from August 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025
Operations
Net investment income		$9,761,495		$15,607,504
Net realized gains on investments		134,032,179		123,891,352
Net change in unrealized gains (losses) on investments		80,162,635		6,885,509
Net increase in net assets resulting from operations		223,956,309		146,384,365
Distributions to shareholders from
Net investment income and net realized gains
Class A		(34,653,716)		(22,506,814)
Class C		0 [1]		(126,698)
Class R6		(29,335,901)		(3,828,103)
Administrator Class		(33,727,787)		(38,712,825)
Institutional Class		(49,507,247)		(41,699,399)
Total distributions to shareholders		(147,224,651)		(106,873,839)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	181,054	2,681,234	398,397	5,554,919
Class C	23,298 [1]	326,908 [1]	85,994	1,182,927
Class R6	1,055,722	15,305,526	28,473,251	377,549,616
Administrator Class	78,522	1,262,928	143,466	2,181,966
Institutional Class	10,143,477	154,188,399	10,176,219	144,370,992
		173,764,995		530,840,420
Reinvestment of distributions
Class A	2,291,832	33,493,250	1,573,343	21,531,034
Class C	0 [1]	0 [1]	9,620	126,698
Class R6	2,061,235	29,335,901	286,906	3,828,103
Administrator Class	2,030,220	32,320,582	2,489,707	36,888,080
Institutional Class	3,343,722	49,487,677	3,010,636	41,668,312
		144,637,410		104,042,227
Payment for shares redeemed
Class A	(2,292,670)	(34,043,304)	(2,191,043)	(30,721,034)
Class C	(28,439)[1]	(404,485)[1]	(50,265)	(672,197)
Class R6	(2,675,457)	(38,702,472)	(4,103,574)	(56,790,724)
Administrator Class	(1,553,788)	(25,070,979)	(2,698,188)	(40,525,185)
Institutional Class	(14,508,098)	(217,170,033)	(8,898,851)	(126,895,331)
		(315,391,273)		(255,604,471)
Net asset value of shares issued in acquisition
Class A	0	0	15,741,458	230,556,265
Class C	0 [1]	0 [1]	67,096	944,848
Class R6	0	0	131,842	1,882,762
Administrator Class	0	0	623,197	9,890,801
Institutional Class	0	0	689,296	10,213,409
		0		253,488,085
1 For the period from August 1, 2025 to November 14, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Large Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2026 (unaudited)		Year ended July 31, 2025
	Shares		Shares
Share conversions
Class A	176,633 [2]	$2,628,184 [2]	0	$0
Class C	(184,143)[2]	(2,628,184)[2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		3,011,132		632,766,261
Total increase in net assets		79,742,790		672,276,787
Net assets
Beginning of period		2,001,713,305		1,329,436,518
End of period		$2,081,456,095		$2,001,713,305
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.37	$14.21	$12.18	$11.66	$14.98	$11.35
Net investment income	0.05 [1]	0.13 [1]	0.10 [1]	0.12 [1]	0.06	0.11
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.00 [2]
Net realized and unrealized gains (losses) on investments	1.52	1.22	2.27	1.44	(0.59)	3.66
Total from investment operations	1.57	1.35	2.37	1.56	(0.53)	3.77
Distributions to shareholders from
Net investment income	(0.12)	(0.10)	(0.09)	(0.10)	(0.09)	(0.14)
Net realized gains	(0.90)	(1.09)	(0.25)	(0.94)	(2.70)	0.00
Total distributions to shareholders	(1.02)	(1.19)	(0.34)	(1.04)	(2.79)	(0.14)
Net asset value, end of period	$14.92	$14.37	$14.21	$12.18	$11.66	$14.98
Total return[3]	11.16%	9.94%	20.05%	14.17%	(5.29)%	33.49%[4]
Ratios to average net assets (annualized)
Gross expenses	0.85%	1.10%	1.16%	1.17%	1.17%	1.18%
Net expenses	0.81%	0.84%	1.05%	1.09%	1.09%	1.09%
Net investment income	0.71%	0.91%	0.80%	1.02%	0.52%	0.77%
Supplemental data
Portfolio turnover rate	34%	44%	36%	42%	40%	46%
Net assets, end of period (000s omitted)	$527,654	$503,144	$276,829	$254,988	$249,213	$294,248

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.02	$13.88	$11.90	$11.42	$14.73	$11.16
Net investment income	0.08 [1]	0.16 [1]	0.15 [1]	0.16 [1]	0.18	0.16
Net realized and unrealized gains (losses) on investments	1.48	1.22	2.22	1.41	(0.64)	3.60
Total from investment operations	1.56	1.38	2.37	1.57	(0.46)	3.76
Distributions to shareholders from
Net investment income	(0.19)	(0.15)	(0.14)	(0.15)	(0.15)	(0.19)
Net realized gains	(0.90)	(1.09)	(0.25)	(0.94)	(2.70)	0.00
Total distributions to shareholders	(1.09)	(1.24)	(0.39)	(1.09)	(2.85)	(0.19)
Net asset value, end of period	$14.49	$14.02	$13.88	$11.90	$11.42	$14.73
Total return[2]	11.32%	10.51%	20.60%	14.61%	(4.86)%	34.05%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.59%	0.74%	0.75%	0.75%	0.76%
Net expenses	0.40%	0.41%	0.62%	0.65%	0.65%	0.65%
Net investment income	1.12%	1.20%	1.23%	1.47%	0.97%	1.22%
Supplemental data
Portfolio turnover rate	34%	44%	36%	42%	40%	46%
Net assets, end of period (000s omitted)	$411,672	$391,967	$44,138	$41,991	$42,878	$15,313

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.58	$15.30	$13.09	$12.47	$15.83	$11.99
Net investment income	0.07 [1]	0.16 [1]	0.13 [1]	0.15 [1]	0.09	0.13
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.00 [2]
Net realized and unrealized gains (losses) on investments	1.65	1.32	2.45	1.54	(0.63)	3.88
Total from investment operations	1.72	1.48	2.58	1.69	(0.54)	4.01
Distributions to shareholders from
Net investment income	(0.14)	(0.11)	(0.12)	(0.13)	(0.12)	(0.17)
Net realized gains	(0.90)	(1.09)	(0.25)	(0.94)	(2.70)	0.00
Total distributions to shareholders	(1.04)	(1.20)	(0.37)	(1.07)	(2.82)	(0.17)
Net asset value, end of period	$16.26	$15.58	$15.30	$13.09	$12.47	$15.83
Total return[3]	11.20%	10.10%	20.31%	14.32%	(5.07)%	33.75%[4]
Ratios to average net assets (annualized)
Gross expenses	0.79%	1.04%	1.09%	1.10%	1.09%	1.11%
Net expenses	0.71%	0.73%	0.91%	0.92%	0.92%	0.92%
Net investment income	0.81%	1.03%	0.95%	1.20%	0.70%	0.94%
Supplemental data
Portfolio turnover rate	34%	44%	36%	42%	40%	46%
Net assets, end of period (000s omitted)	$552,837	$521,055	$503,155	$455,987	$436,335	$499,628

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had a 0.03% impact on the total return.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2026 (unaudited)	Year ended July 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.54	$14.36	$12.31	$11.77	$15.10	$11.44
Net investment income	0.08 [1]	0.17 [1]	0.14 [1]	0.15 [1]	0.12 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	1.53	1.24	2.30	1.48	(0.61)	3.70
Total from investment operations	1.61	1.41	2.44	1.63	(0.49)	3.86
Distributions to shareholders from
Net investment income	(0.17)	(0.14)	(0.14)	(0.15)	(0.14)	(0.20)
Net realized gains	(0.90)	(1.09)	(0.25)	(0.94)	(2.70)	0.00
Total distributions to shareholders	(1.07)	(1.23)	(0.39)	(1.09)	(2.84)	(0.20)
Net asset value, end of period	$15.08	$14.54	$14.36	$12.31	$11.77	$15.10
Total return[2]	11.30%	10.32%	20.46%	14.69%	(4.96)%	34.01%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.79%	0.84%	0.85%	0.85%	0.86%
Net expenses	0.50%	0.53%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.03%	1.23%	1.13%	1.34%	0.92%	1.22%
Supplemental data
Portfolio turnover rate	34%	44%	36%	42%	40%	46%
Net assets, end of period (000s omitted)	$589,292	$582,933	$504,262	$321,762	$51,492	$62,796

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Large Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
14 | Allspring Special Large Cap Value Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2026, the aggregate cost of all investments for federal income tax purposes was $1,614,935,751 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$498,129,547
Gross unrealized losses	(28,014,894)
Net unrealized gains	$470,114,653
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$115,559,247	$0	$0	$115,559,247
Consumer discretionary	202,057,354	0	0	202,057,354
Consumer staples	149,160,027	0	0	149,160,027
Energy	130,083,934	0	0	130,083,934
Financials	413,518,675	0	0	413,518,675
Health care	287,941,701	0	0	287,941,701
Industrials	283,589,858	0	0	283,589,858
Information technology	235,525,250	0	0	235,525,250
Materials	117,353,910	0	0	117,353,910
Real estate	52,582,490	0	0	52,582,490
Utilities	82,420,050	0	0	82,420,050
Short-term investments
Investment companies	15,257,908	0	0	15,257,908
Total assets	$2,085,050,404	$0	$0	$2,085,050,404
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
Allspring Special Large Cap Value Fund | 15

Notes to financial statements (unaudited)
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.400%
Next $4 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.330
For the six months ended January 31, 2026, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.82%
Class R6	0.40
Administrator Class	0.75
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
16 | Allspring Special Large Cap Value Fund

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2026, Allspring Funds Distributor received $2,244 from the sale of Class A shares and $44 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended January 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2026 were $704,707,466 and $816,056,440, respectively.
6.ACQUISITION
After the close of business on July 25, 2025, the Fund acquired the net assets of Allspring Large Company Value Fund (“Large Company Value Fund”). The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Class R6, Administrator Class and Institutional Class shares of Large Company Value Fund received Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Large Company Value Fund for 17,252,889 shares of the Fund valued at $253,488,085 at an exchange ratio of 0.91, 1.00, 0.94, 0.85 and 0.91 for Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Large Company Value Fund with a fair value of $253,481,432, identified cost of $229,070,505 and unrealized gains (losses) of $24,410,867 at July 25, 2025 was the principal assets acquired by the Fund. The aggregate net assets of Large Company Value Fund and the Fund immediately prior to the acquisition were $253,488,085 and $1,787,972,107, respectively. The aggregate net assets of the Fund immediately after the acquisition were $2,041,460,192. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Large Company Value Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed August 1, 2024, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended July 31, 2025 would have been as follows:
Net investment income	$18,106,328
Net realized and unrealized gains (losses) on investments	164,592,827
Net increase in net assets resulting from operations	$182,699,155
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Large Company Value Fund that have been included in the Fund’s Statement of operations since July 26, 2025.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2026, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts
Allspring Special Large Cap Value Fund | 17

Notes to financial statements (unaudited)
indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
18 | Allspring Special Large Cap Value Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Special Large Cap Value Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Special Large Cap Value Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4302 01-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: March 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: March 26, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: March 26, 2026